Exhibit 99
MONTHLY SERVICER’S CERTIFICATE
AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC.

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

The undersigned, a duly authorized representative of American Express Travel Related Services Company, Inc., as Servicer (“TRS”), pursuant to the Pooling and Servicing Agreement, dated as of May 16, 1996 (as amended and supplemented, the “Agreement”), as supplemented by the Series Supplements (as amended and supplemented, the “Series Supplements”), among TRS, as Servicer, American Express Receivables Financing Corporation II, American Express Receivables Financing Corporation III LLC and American Express Receivables Financing Corporation IV LLC, as Transferors, and The Bank of New York, as Trustee, does hereby certify as follows:
1.	Capitalized terms used in this Certificate have their respective meanings as set forth in the Agreement or the Series Supplements, as applicable.

2.	TRS is, as of the date hereof, the Servicer under the Agreement.

3.	The undersigned is a Servicing Officer.

4.	This Certificate relates to the Distribution Date occurring on December 17, 2007 and covers activity from October 25, 2007 through November 24, 2007.

5.	As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the Agreement through the Monthly Period preceding such Distribution Date.

6.	As of the date hereof, to the best knowledge of the undersigned, no Pay Out Event occurred on or prior to such Distribution date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate this 11th day of December.

AMERICAN EXPRESS TRAVEL RELATED SERVICES COMPANY, INC., as Servicer

By:	/s/ Stephen J. Bakonyi
Name:	Stephen J. Bakonyi
Title:	Vice President ABS Operations

I. Monthly Period Trust Activity

A. Trust Activity	Trust Totals

Record Date	November 30, 2007
Number of days in period	31
Beginning Number of Accounts	23,183,288
Beginning Principal Receivable Balance, including any additions or removals during the monthly period	33,378,162,540.09
a. Addition of Principal Receivables	0.00
b. Removal of Principal Receivables	0.00
Special Funding Account Balance	0.00
Beginning Total Principal Balance	33,378,162,540.09
Finance Charge Collections (excluding Recoveries)	580,034,121.02
Recoveries	18,342,284.48
Total Collections of Finance Charge Receivables	598,376,405.50
Total Collections of Principal Receivables	7,811,430,362.91
Monthly Payment Rate	22.6479%
Defaulted amount	111,459,969.87
Annualized Default Rate	3.8585%
Trust Portfolio Yield	17.1760%
New Principal Receivables	8,556,882,976.58
Ending Number of Accounts	22,911,241
Ending Principal Receivables Balance	34,012,155,183.89
Ending Required Minimum Principal Balance	24,256,900,000.00
Ending Transferor Amount	11,342,155,183.89
Ending Special Funding Account Balance	0.00
Ending Total Principal Balance	34,012,155,183.89

B. Series Allocations

			Principal	Series		Series		Series	Series
		Adjusted	Funding	Required	Series	Allocable	Series	Allocable	Allocable
		Invested	Account	Transferor	Allocation	Finance Charge	Allocable	Principal	Defaulted
	Invested Amount	Amount	Balance	Amount	Percentage	Collections	Recoveries	Collections	Amount
Group 1
2004-3	600,000,000.00	600,000,000.00	0.00	42,000,000.00	2.65%	15,837,046.46	485,459.67	206,742,753.32	2,949,977.15
2006-2	500,000,000.00	500,000,000.00	0.00	35,000,000.00	2.21%	13,197,538.72	404,549.72	172,285,627.77	2,458,314.29

Group 1 Total		1,100,000,000.00	0.00	77,000,000.00	4.85%	29,034,585.18	890,009.39	379,028,381.09	5,408,291.44
Group 2
2001-5	500,000,000.00	500,000,000.00	0.00	35,000,000.00	2.21%	13,197,538.72	404,549.72	172,285,627.77	2,458,314.29
2002-5	600,000,000.00	600,000,000.00	0.00	42,000,000.00	2.65%	15,837,046.46	485,459.67	206,742,753.32	2,949,977.15
2003-1	920,000,000.00	920,000,000.00	0.00	64,400,000.00	4.06%	24,283,471.24	744,371.49	317,005,555.09	4,523,298.29
2003-2	1,100,000,000.00	1,100,000,000.00	0.00	77,000,000.00	4.85%	29,034,585.18	890,009.39	379,028,381.09	5,408,291.44
2003-3	750,000,000.00	750,000,000.00	0.00	52,500,000.00	3.31%	19,796,308.08	606,824.59	258,428,441.65	3,687,471.43
2004-1	800,000,000.00	800,000,000.00	0.00	56,000,000.00	3.53%	21,116,061.95	647,279.56	275,657,004.43	3,933,302.86
2004-2	400,000,000.00	400,000,000.00	0.00	28,000,000.00	1.76%	10,558,030.97	323,639.78	137,828,502.21	1,966,651.43
2004-4	1,100,000,000.00	1,100,000,000.00	0.00	77,000,000.00	4.85%	29,034,585.18	890,009.39	379,028,381.09	5,408,291.44
2004-5	1,000,000,000.00	1,000,000,000.00	0.00	70,000,000.00	4.41%	26,395,077.44	809,099.45	344,571,255.53	4,916,628.58
2005-1	600,000,000.00	600,000,000.00	0.00	42,000,000.00	2.65%	15,837,046.46	485,459.67	206,742,753.32	2,949,977.15
2005-2	600,000,000.00	600,000,000.00	0.00	42,000,000.00	2.65%	15,837,046.46	485,459.67	206,742,753.32	2,949,977.15
2005-3	700,000,000.00	700,000,000.00	0.00	49,000,000.00	3.09%	18,476,554.21	566,369.61	241,199,878.87	3,441,640.00
2005-4	500,000,000.00	500,000,000.00	0.00	35,000,000.00	2.21%	13,197,538.72	404,549.72	172,285,627.77	2,458,314.29
2005-5	1,100,000,000.00	1,100,000,000.00	0.00	77,000,000.00	4.85%	29,034,585.18	890,009.39	379,028,381.09	5,408,291.44
2005-6	700,000,000.00	700,000,000.00	0.00	49,000,000.00	3.09%	18,476,554.21	566,369.61	241,199,878.87	3,441,640.00
2005-7	700,000,000.00	700,000,000.00	0.00	49,000,000.00	3.09%	18,476,554.21	566,369.61	241,199,878.87	3,441,640.00
2005-8	500,000,000.00	500,000,000.00	0.00	35,000,000.00	2.21%	13,197,538.72	404,549.72	172,285,627.77	2,458,314.29
2006-1	1,000,000,000.00	1,000,000,000.00	0.00	70,000,000.00	4.41%	26,395,077.44	809,099.45	344,571,255.53	4,916,628.58
2006-3	600,000,000.00	600,000,000.00	0.00	42,000,000.00	2.65%	15,837,046.46	485,459.67	206,742,753.32	2,949,977.15
2006-A	700,000,000.00	700,000,000.00	0.00	49,000,000.00	3.09%	18,476,554.21	566,369.61	241,199,878.87	3,441,640.00
2006-B	700,000,000.00	700,000,000.00	0.00	49,000,000.00	3.09%	18,476,554.21	566,369.61	241,199,878.87	3,441,640.00
2007-1	500,000,000.00	500,000,000.00	0.00	35,000,000.00	2.21%	13,197,538.72	404,549.72	172,285,627.77	2,458,314.29
2007-2	500,000,000.00	500,000,000.00	0.00	35,000,000.00	2.21%	13,197,538.72	404,549.72	172,285,627.77	2,458,314.29
2007-3	600,000,000.00	600,000,000.00	0.00	42,000,000.00	2.65%	15,837,046.46	485,459.67	206,742,753.32	2,949,977.15
2007-4	800,000,000.00	800,000,000.00	0.00	56,000,000.00	3.53%	21,116,061.95	647,279.56	275,657,004.43	3,933,302.86
2007-5	500,000,000.00	500,000,000.00	0.00	35,000,000.00	2.21%	13,197,538.72	404,549.72	172,285,627.77	2,458,314.29
2007-6	1,000,000,000.00	1,000,000,000.00	0.00	70,000,000.00	4.41%	26,395,077.44	809,099.45	344,571,255.53	4,916,628.58
2007-7	900,000,000.00	900,000,000.00	0.00	63,000,000.00	3.97%	23,755,569.69	728,189.50	310,114,129.98	4,424,965.72
2007-8	1,200,000,000.00	1,200,000,000.00	0.00	84,000,000.00	5.29%	31,674,092.92	970,919.34	413,485,506.64	5,899,954.29

Group 2 Total		21,570,000,000.00	0.00	1,509,900,000.00	95.15%	569,341,820.33	17,452,275.06	7,432,401,981.86	106,051,678.43

Trust Total		22,670,000,000.00	0.00	1,586,900,000.00	100.00%	598,376,405.51	18,342,284.45	7,811,430,362.95	111,459,969.87

C. Group Allocations

								Reallocated
		Investor						Investor	Investment
		Finance	Investor	Investor	Investor	Investor		Finance	Funding
		Charge	Monthly	Default	Monthly	Additional		Charge	Account
	Invested Amount	Collections	Interest	Amount	Fees	Amounts	Total	Collections	Proceeds	Available Excess
Group 1
2004-3	600,000,000.00	10,756,309.39	2,224,533.55	2,003,584.89	1,000,000.00	0.00	5,228,118.44	10,544,279.19	0.00	5,316,160.75
2006-2	500,000,000.00	8,963,591.16	2,242,500.00	1,669,654.07	833,333.33	0.00	4,745,487.40	9,175,621.36	0.00	4,430,133.96

Group 1 Total	1,100,000,000.00	19,719,900.55	4,467,033.55	3,673,238.96	1,833,333.33	0.00	9,973,605.84	19,719,900.55	0.00	9,746,294.71

Group 2
2001-5	500,000,000.00	8,963,591.16	2,170,613.33	1,669,654.07	833,333.34	0.00	4,673,600.74	9,016,222.34	0.00	4,342,621.60
2002-5	600,000,000.00	10,756,309.39	2,600,336.00	2,003,584.89	1,000,000.00	0.00	5,603,920.89	10,815,066.81	0.00	5,211,145.92
2003-1	920,000,000.00	16,508,078.29	3,943,430.76	3,072,163.49	1,533,333.34	0.00	8,548,927.59	16,539,351.33	0.00	8,005,494.29
2003-2	1,100,000,000.00	19,719,900.56	4,712,624.89	3,673,238.96	1,833,333.34	0.00	10,219,197.19	19,772,964.71	0.00	9,553,767.52
2003-3	750,000,000.00	13,445,386.74	3,212,086.66	2,504,481.10	1,250,000.00	0.00	6,966,567.76	13,480,500.16	0.00	6,513,932.40
2004-1	800,000,000.00	14,341,745.86	3,404,039.11	2,671,446.51	1,333,333.33	0.00	7,408,818.95	14,357,013.51	0.00	6,948,194.56
2004-2	400,000,000.00	7,170,872.93	1,735,779.56	1,335,723.26	666,666.67	0.00	3,738,169.49	7,212,266.77	0.00	3,474,097.28
2004-4	1,100,000,000.00	19,719,900.56	4,683,878.22	3,673,238.96	1,833,333.33	0.00	10,190,450.51	19,744,218.03	0.00	9,553,767.52
2004-5	1,000,000,000.00	17,927,182.33	4,255,271.11	3,339,308.14	1,666,666.67	0.00	9,261,245.92	17,946,489.12	0.00	8,685,243.20
2005-1	600,000,000.00	10,756,309.39	2,515,002.67	2,003,584.89	1,000,000.00	0.00	5,518,587.56	10,729,733.48	0.00	5,211,145.92
2005-2	600,000,000.00	10,756,309.39	2,560,256.00	2,003,584.89	1,000,000.00	0.00	5,563,840.89	10,774,986.81	0.00	5,211,145.92
2005-3	700,000,000.00	12,549,027.63	2,915,036.45	2,337,515.69	1,166,666.67	0.00	6,419,218.81	12,498,889.05	0.00	6,079,670.24
2005-4	500,000,000.00	8,963,591.16	2,118,613.33	1,669,654.07	833,333.33	0.00	4,621,600.73	8,964,222.33	0.00	4,342,621.60
2005-5	1,100,000,000.00	19,719,900.56	4,622,522.67	3,673,238.96	1,833,333.33	0.00	10,129,094.96	19,682,862.48	0.00	9,553,767.52
2005-6	700,000,000.00	12,549,027.63	2,915,036.45	2,337,515.69	1,166,666.67	0.00	6,419,218.81	12,498,889.05	0.00	6,079,670.24
2005-7	700,000,000.00	12,549,027.63	2,966,432.00	2,337,515.69	1,166,666.67	0.00	6,470,614.36	12,550,284.60	0.00	6,079,670.24
2005-8	500,000,000.00	8,963,591.16	2,097,502.22	1,669,654.07	833,333.33	0.00	4,600,489.62	8,943,111.22	0.00	4,342,621.60
2006-1	1,000,000,000.00	17,927,182.33	4,189,004.45	3,339,308.14	1,666,666.67	0.00	9,194,979.26	17,880,222.46	0.00	8,685,243.20
2006-3	600,000,000.00	10,756,309.39	2,508,149.33	2,003,584.89	1,000,000.00	0.00	5,511,734.22	10,722,880.14	0.00	5,211,145.92
2006-A	700,000,000.00	12,549,027.63	2,907,320.89	2,337,515.69	1,166,666.67	0.00	6,411,503.25	12,491,173.49	0.00	6,079,670.24
2006-B	700,000,000.00	12,549,027.63	2,938,525.33	2,337,515.69	1,166,666.67	0.00	6,442,707.69	12,522,377.93	0.00	6,079,670.24
2007-1	500,000,000.00	8,963,591.16	2,085,813.33	1,669,654.07	833,333.33	0.00	4,588,800.73	8,931,422.33	0.00	4,342,621.60
2007-2	500,000,000.00	8,963,591.16	2,101,568.89	1,669,654.07	833,333.33	0.00	4,604,556.29	8,947,177.89	0.00	4,342,621.60
2007-3	600,000,000.00	10,756,309.39	2,492,309.34	2,003,584.89	1,000,000.00	0.00	5,495,894.23	10,707,040.15	0.00	5,211,145.92
2007-4	800,000,000.00	14,341,745.86	3,317,283.56	2,671,446.51	1,333,333.33	0.00	7,322,063.40	14,270,257.96	0.00	6,948,194.56
2007-5	500,000,000.00	8,963,591.16	2,093,013.34	1,669,654.07	833,333.33	0.00	4,596,000.74	8,938,622.34	0.00	4,342,621.60
2007-6	1,000,000,000.00	17,927,182.33	4,156,071.11	3,339,308.14	1,666,666.67	0.00	9,162,045.92	17,847,289.12	0.00	8,685,243.20
2007-7	900,000,000.00	16,134,464.09	3,777,424.00	3,005,377.33	1,500,000.00	0.00	8,282,801.33	16,099,520.21	0.00	7,816,718.88
2007-8	1,200,000,000.00	21,512,618.79	5,374,805.33	4,007,169.77	2,000,000.00	0.00	11,381,975.10	21,804,266.94	0.00	10,422,291.84

Group 2 Total	21,570,000,000.00	386,704,393.29	91,369,750.33	72,028,876.59	35,950,000.02	0.00	199,348,626.94	386,689,322.76	0.00	187,355,766.37

	Group Investor Finance Charge		Reallocable Investor Finance
	Collections	Group Expenses	Charge Collections
Group 1	19,719,900.55	9,973,605.84	9,746,294.71
Group 2	386,689,322.74	199,348,626.94	187,340,695.80
D. Trust Performance
Delinquencies:

31-60 Days Delinquent:	334,041,081
61-90 Days Delinquent:	213,956,172
90+ Days Delinquent:	395,670,328
Total 30+ Days Delinquent:	943,667,581

Series 2001-5 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors Interest
Beginning Invested /Transferor Amount	736,174,736.22	500,000,000.00	236,174,736.22
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	67.9187%	32.0813%
Principal Allocation Percentage	N/A	67.9187%	32.0813%
Collections of Finance Chg. Receivables	13,197,538.72	8,963,591.16	4,233,947.56
Collections of Principal Receivables	172,285,627.77	117,014,085.99	55,271,541.78
Defaulted Amount	2,458,314.29	1,669,654.07	788,660.22

Ending Invested / Transferor Amounts	750,157,811.73	500,000,000.00	250,157,811.73

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00

LIBOR Determination Date	November 13, 2007	November 13, 2007	November 13, 2007
Coupon November 15, 2007 - December 16, 2007	4.8319%	5.1019%	5.1519%
Monthly Interest Due	1,771,689.33	181,400.18	217,523.82	2,170,613.33

Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,771,689.33	181,400.18	217,523.82	2,170,613.33
Investor Default Amount	1,377,464.61	133,572.33	158,617.14	1,669,654.07
Investor Monthly Fees Due	687,500.00	66,666.67	79,166.67	833,333.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,836,653.94	381,639.18	455,307.63	4,673,600.75

Reallocated Investor Finance Charge Collections				9,016,222.34
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.3000%
Base Rate				6.8528%
Excess Spread Percentage				10.4223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	412,500,000.00	40,000,000.00	47,500,000.00	500,000,000.00
Interest Distributions	1,771,689.33	181,400.18	217,523.82	2,170,613.33
Principal Deposits - Prin. Funding Account	0.00	0.00	0.00	0.00
Principal Distributions	0.00	0.00	0.00	0.00
Total Distributions	1,771,689.33	181,400.18	217,523.82	2,170,613.33
Ending Certificates Balance	412,500,000.00	40,000,000.00	47,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. Total amount of the distribution:	$4.30
2. Amount of the distribution in respect of Class A Monthly Interest:	$4.30
3. Amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class A Additional Interest:	$0.00
5. Amount of the distribution in respect of Class A Principal:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs on such Distribution Date.
1. Total amount of Class A Investor Charge-Offs:	$0.00
2. Amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. Total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.54
2. Amount of the distribution in respect of Class B Monthly Interest:	$4.54
3. Amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class B Additional Interest:	$0.00
5. Amount of the distribution in respect of Class B Principal:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount set forth in paragraph 3 above, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. Total amount distributed to the Collateral Interest Holder:	$217,523.82
2. Amount distributed in respect of Collateral Monthly Interest:	$217,523.82
3. Amount distributed in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$7,438,383.43
a. Class A Monthly Interest:	$1,771,689.33
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (Treated as Available Principal Collections):	$1,377,464.61
e. Excess Spread:	$4,289,229.49
2. Class B Available Funds:	$721,297.79
a. Class B Monthly Interest:	$181,400.18
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$539,897.61
3. Collateral Available Funds:	$856,541.12
a. Excess Spread:	$856,541.12
4. Total Excess Spread:	$5,685,668.22

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	67.9187%
2. Series 2001-5 Allocable Principal Collections:	$172,285,627.77
3. Principal Allocation Percentage of Series 2001-5 Allocable Principal Collections:	$117,014,085.99
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$117,014,085.99
6. Shared Principal Collections from other Series allocated to Series 2001-5:	$0.00
7. Other amounts Treated as Available Principal Collections:	$1,669,654.08
8. Available Principal Collections (total of 5., 6. & 7.):	$118,683,740.07

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$47,500,000.00
2. Required Collateral Invested Amount:	$47,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$118,683,740.07

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Principal Distribution:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2001-5.
1. Excess Spread:	$5,685,668.22
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund Class B overdue Interest:	$0.00
6. Applied to fund Class B Required Amount:	$133,572.33
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Monthly Interest:	$217,523.82
9. Applied to unpaid Monthly Servicing Fee:	$833,333.34
10. Collateral Default Amount treated as Available Principal Collections:	$158,617.14
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Applied to other amounts owed to Collateral Interest Holder:	$0.00
14. Balance:	$4,342,621.59

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	6.8528%
b. Prior Monthly Period:	7.3595%
c. Second Prior Monthly Period:	8.2402%
2. Three Month Average Base Rate:	7.4842%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.3000%
b. Prior Monthly Period:	19.2915%
c. Second Prior Monthly Period:	19.1352%
4. Three Month Average Series Adjusted Portfolio Yield:	18.5756%
5. Is the 3 month average series adjusted portfolio yield more than the 3 month average base rate:	Yes

Series 2002-5 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors Interest
Beginning Invested /Transferor Amount	883,409,683.46	600,000,000.00	283,409,683.46
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	67.9187%	32.0813%
Principal Allocation Percentage	N/A	67.9187%	32.0813%
Collections of Finance Chg. Receivables	15,837,046.46	10,756,309.39	5,080,737.07
Collections of Principal Receivables	206,742,753.32	140,416,903.18	66,325,850.14
Defaulted Amount	2,949,977.15	2,003,584.89	946,392.26

Ending Invested / Transferor Amounts	900,189,374.08	600,000,000.00	300,189,374.08

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00

LIBOR Determination Date	November 13, 2007	November 13, 2007	November 13, 2007
Coupon November 15, 2007 - December 16, 2007	4.8219%	5.1019%	5.1519%
Monthly Interest Due	2,121,627.20	217,680.21	261,028.59	2,600,336.00

Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,121,627.20	217,680.21	261,028.59	2,600,336.00
Investor Default Amount	1,652,957.53	160,286.79	190,340.56	2,003,584.89
Investor Monthly Fees Due	825,000.00	80,000.00	95,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,599,584.73	457,967.00	546,369.15	5,603,920.88

Reallocated Investor Finance Charge Collections				10,815,066.81
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.2913%
Base Rate				6.8444%
Excess Spread Percentage				10.4223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	495,000,000.00	48,000,000.00	57,000,000.00	600,000,000.00
Interest Distributions	2,121,627.20	217,680.21	261,028.59	2,600,336.00
Principal Deposits - Prin. Funding Account	0.00	0.00	0.00	0.00
Principal Distributions	0.00	0.00	0.00	0.00
Total Distributions	2,121,627.20	217,680.21	261,028.59	2,600,336.00
Ending Certificates Balance	495,000,000.00	48,000,000.00	57,000,000.00	600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. Total amount of the distribution:	$4.29
2. Amount of the distribution in respect of Class A Monthly Interest:	$4.29
3. Amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class A Additional Interest:	$0.00
5. Amount of the distribution in respect of Class A Principal:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs on such Distribution Date.
1. Total amount of Class A Investor Charge-Offs:	$0.00
2. Amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. Total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.54
2. Amount of the distribution in respect of Class B Monthly Interest:	$4.54
3. Amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class B Additional Interest:	$0.00
5. Amount of the distribution in respect of Class B Principal:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount set forth in paragraph 3 above, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. Total amount distributed to the Collateral Interest Holder:	$261,028.59
2. Amount distributed in respect of Collateral Monthly Interest:	$261,028.59
3. Amount distributed in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$8,922,430.12
a. Class A Monthly Interest:	$2,121,627.20
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (Treated as Available Principal Collections):	$1,652,957.53
e. Excess Spread:	$5,147,845.39
2. Class B Available Funds:	$865,205.34
a. Class B Monthly Interest:	$217,680.21
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$647,525.13
3. Collateral Available Funds:	$1,027,431.35
a. Excess Spread:	$1,027,431.35
4. Total Excess Spread:	$6,822,801.87

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	67.9187%
2. Series 2002-5 Allocable Principal Collections:	$206,742,753.32
3. Principal Allocation Percentage of Series 2002-5 Allocable Principal Collections:	$140,416,903.18
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$140,416,903.18
6. Shared Principal Collections from other Series allocated to Series 2002-5:	$0.00
7. Other amounts Treated as Available Principal Collections:	$2,003,584.88
8. Available Principal Collections (total of 5., 6. & 7.):	$142,420,488.06

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$57,000,000.00
2. Required Collateral Invested Amount:	$57,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$142,420,488.06

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Principal Distribution:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2002-5.
1. Excess Spread:	$6,822,801.87
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund Class B overdue Interest:	$0.00
6. Applied to fund Class B Required Amount:	$160,286.79
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Monthly Interest:	$261,028.59
9. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$190,340.56
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Applied to other amounts owed to Collateral Interest Holder:	$0.00
14. Balance:	$5,211,145.93

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	6.8444%
b. Prior Monthly Period:	7.3512%
c. Second Prior Monthly Period:	8.2319%
2. Three Month Average Base Rate:	7.4758%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.2913%
b. Prior Monthly Period:	19.2828%
c. Second Prior Monthly Period:	19.1277%
4. Three Month Average Series Adjusted Portfolio Yield:	18.5673%
5. Is the 3 month average series adjusted portfolio yield more than the 3 month average base rate:	Yes

Series 2003-1 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors Interest
Beginning Invested /Transferor Amount	1,354,561,514.64	920,000,000.00	434,561,514.64
Beginning Adjusted Invested Amount	N/A	920,000,000.00	N/A
Floating Allocation Percentage	N/A	67.9187%	32.0813%
Principal Allocation Percentage	N/A	67.9187%	32.0813%
Collections of Finance Chg. Receivables	24,283,471.24	16,508,078.29	7,790,463.50
Collections of Principal Receivables	317,005,555.09	215,305,918.21	101,699,636.88
Defaulted Amount	4,523,298.29	3,072,163.49	1,451,134.80

Ending Invested / Transferor Amounts	1,380,290,373.59	920,000,000.00	460,290,373.59

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	3,795,000.00	0.00	0.00	3,795,000.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	3,795,000.00	0.00	0.00	3,795,000.00

LIBOR Determination Date	November 13, 2007	November 13, 2007	November 13, 2007
Coupon November 15, 2007 - December 16, 2007	4.7619%	5.0519%	5.1519%
Monthly Interest Due	3,212,681.71	330,505.22	400,243.83	3,943,430.76

Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,212,681.71	330,505.22	400,243.83	3,943,430.76
Investor Default Amount	2,534,534.88	245,773.08	291,855.53	3,072,163.49
Investor Monthly Fees Due	1,265,000.00	122,666.67	145,666.67	1,533,333.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,012,216.59	698,944.97	837,766.03	8,548,927.59

Reallocated Investor Finance Charge Collections				16,539,351.33
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				15,070.55
Series Adjusted Portfolio Yield				17.2546%
Base Rate				6.7901%
Excess Spread Percentage				10.4419%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	759,000,000.00	73,600,000.00	87,400,000.00	920,000,000.00
Interest Distributions	3,212,681.71	330,505.22	400,243.83	3,943,430.76
Principal Deposits - Prin. Funding Account	0.00	0.00	0.00	0.00
Principal Distributions	0.00	0.00	0.00	0.00
Total Distributions	3,212,681.71	330,505.22	400,243.83	3,943,430.76
Ending Certificates Balance	759,000,000.00	73,600,000.00	87,400,000.00	920,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. Total amount of the distribution:	$4.23
2. Amount of the distribution in respect of Class A Monthly Interest:	$4.23
3. Amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class A Additional Interest:	$0.00
5. Amount of the distribution in respect of Class A Principal:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs on such Distribution Date.
1. Total amount of Class A Investor Charge-Offs:	$0.00
2. Amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. Total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.49
2. Amount of the distribution in respect of Class B Monthly Interest:	$4.49
3. Amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class B Additional Interest:	$0.00
5. Amount of the distribution in respect of Class B Principal:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount set forth in paragraph 3 above, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. Total amount distributed to the Collateral Interest Holder:	$400,243.83
2. Amount distributed in respect of Collateral Monthly Interest:	$400,243.83
3. Amount distributed in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$13,657,398.05
a. Class A Monthly Interest:	$3,212,681.71
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (Treated as Available Principal Collections):	$2,534,534.88
e. Excess Spread:	$7,910,181.46
2. Class B Available Funds:	$1,324,353.75
a. Class B Monthly Interest:	$330,505.22
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$993,848.53
3. Collateral Available Funds:	$1,572,670.08
a. Excess Spread:	$1,572,670.08
4. Total Excess Spread:	$10,476,700.07

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	67.9187%
2. Series 2003-1 Allocable Principal Collections:	$317,005,555.09
3. Principal Allocation Percentage of Series 2003-1 Allocable Principal Collections:	$215,305,918.21
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$215,305,918.21
6. Shared Principal Collections from other Series allocated to Series 2003-1:	$0.00
7. Other amounts Treated as Available Principal Collections:	$3,072,163.49
8. Available Principal Collections (total of 5., 6. & 7.):	$218,378,081.70

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$87,400,000.00
2. Required Collateral Invested Amount:	$87,400,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$218,378,081.70

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Principal Distribution:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2003-1.
1. Excess Spread:	$10,476,700.07
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund Class B overdue Interest:	$0.00
6. Applied to fund Class B Required Amount:	$245,773.08
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Monthly Interest:	$400,243.83
9. Applied to unpaid Monthly Servicing Fee:	$1,533,333.34
10. Collateral Default Amount treated as Available Principal Collections:	$291,855.53
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Applied to other amounts owed to Collateral Interest Holder:	$0.00
14. Balance:	$8,005,494.29

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	6.7901%
b. Prior Monthly Period:	7.2969%
c. Second Prior Monthly Period:	8.1776%
2. Three Month Average Base Rate:	7.4216%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.2546%
b. Prior Monthly Period:	19.2268%
c. Second Prior Monthly Period:	19.0787%
4. Three Month Average Series Adjusted Portfolio Yield:	18.5200%
5. Is the 3 month average series adjusted portfolio yield more than the 3 month average base rate:	Yes

Series 2003-2 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors Interest
Beginning Invested /Transferor Amount	1,619,584,419.68	1,100,000,000.00	519,584,419.68
Beginning Adjusted Invested Amount	N/A	1,100,000,000.00	N/A
Floating Allocation Percentage	N/A	67.9187%	32.0813%
Principal Allocation Percentage	N/A	67.9187%	32.0813%
Collections of Finance Chg. Receivables	29,034,585.18	19,719,900.56	9,314,684.62
Collections of Principal Receivables	379,028,381.09	257,430,989.17	121,597,391.92
Defaulted Amount	5,408,291.44	3,673,238.96	1,735,052.48

Ending Invested / Transferor Amounts	1,650,347,185.81	1,100,000,000.00	550,347,185.81

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Deposit	4,537,500.00	0.00	0.00	4,537,500.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	4,537,500.00	0.00	0.00	4,537,500.00

LIBOR Determination Date	November 13, 2007	November 13, 2007	November 13, 2007
Coupon November 15, 2007 - December 16, 2007	4.7619%	5.0219%	5.1519%
Monthly Interest Due	3,841,249.87	392,822.61	478,552.41	4,712,624.89

Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,841,249.87	392,822.61	478,552.41	4,712,624.89
Investor Default Amount	3,030,422.14	293,859.12	348,957.70	3,673,238.96
Investor Monthly Fees Due	1,512,500.00	146,666.67	174,166.67	1,833,333.34
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	8,384,172.01	833,348.40	1,001,676.78	10,219,197.19

Reallocated Investor Finance Charge Collections				19,772,964.71
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.2328%
Base Rate				6.7877%
Excess Spread Percentage				10.4223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	907,500,000.00	88,000,000.00	104,500,000.00	1,100,000,000.00
Interest Distributions	3,841,249.87	392,822.61	478,552.41	4,712,624.89
Principal Deposits - Prin. Funding Account	0.00	0.00	0.00	0.00
Principal Distributions	0.00	0.00	0.00	0.00
Total Distributions	3,841,249.87	392,822.61	478,552.41	4,712,624.89
Ending Certificates Balance	907,500,000.00	88,000,000.00	104,500,000.00	1,100,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. Total amount of the distribution:	$4.23
2. Amount of the distribution in respect of Class A Monthly Interest:	$4.23
3. Amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class A Additional Interest:	$0.00
5. Amount of the distribution in respect of Class A Principal:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs on such Distribution Date.
1. Total amount of Class A Investor Charge-Offs:	$0.00
2. Amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. Total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.46
2. Amount of the distribution in respect of Class B Monthly Interest:	$4.46
3. Amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class B Additional Interest:	$0.00
5. Amount of the distribution in respect of Class B Principal:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount set forth in paragraph 3 above, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. Total amount distributed to the Collateral Interest Holder:	$478,552.41
2. Amount distributed in respect of Collateral Monthly Interest:	$478,552.41
3. Amount distributed in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$16,312,695.89
a. Class A Monthly Interest:	$3,841,249.87
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (Treated as Available Principal Collections):	$3,030,422.14
e. Excess Spread:	$9,441,023.88
2. Class B Available Funds:	$1,581,837.18
a. Class B Monthly Interest:	$392,822.61
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,189,014.57
3. Collateral Available Funds:	$1,878,431.65
a. Excess Spread:	$1,878,431.65
4. Total Excess Spread:	$12,508,470.10

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	67.9187%
2. Series 2003-2 Allocable Principal Collections:	$379,028,381.09
3. Principal Allocation Percentage of Series 2003-2 Allocable Principal Collections:	$257,430,989.17
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$257,430,989.17
6. Shared Principal Collections from other Series allocated to Series 2003-2:	$0.00
7. Other amounts Treated as Available Principal Collections:	$3,673,238.96
8. Available Principal Collections (total of 5., 6. & 7.):	$261,104,228.13

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$104,500,000.00
2. Required Collateral Invested Amount:	$104,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$261,104,228.13

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Principal Distribution:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2003-2.
1. Excess Spread:	$12,508,470.10
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund Class B overdue Interest:	$0.00
6. Applied to fund Class B Required Amount:	$293,859.12
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Monthly Interest:	$478,552.41
9. Applied to unpaid Monthly Servicing Fee:	$1,833,333.34
10. Collateral Default Amount treated as Available Principal Collections:	$348,957.70
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$4,537,500.00
13. Applied to other amounts owed to Collateral Interest Holder:	$0.00
14. Balance:	$5,016,267.53

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	6.7877%
b. Prior Monthly Period:	7.2945%
c. Second Prior Monthly Period:	8.1752%
2. Three Month Average Base Rate:	7.4191%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.2328%
b. Prior Monthly Period:	19.2243%
c. Second Prior Monthly Period:	19.0765%
4. Three Month Average Series Adjusted Portfolio Yield:	18.5112%
5. Is the 3 month average series adjusted portfolio yield more than the 3 month average base rate:	Yes

Series 2003-3 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors Interest
Beginning Invested /Transferor Amount	1,104,262,104.33	750,000,000.00	354,262,104.33
Beginning Adjusted Invested Amount	N/A	750,000,000.00	N/A
Floating Allocation Percentage	N/A	67.9187%	32.0813%
Principal Allocation Percentage	N/A	67.9187%	32.0813%
Collections of Finance Chg. Receivables	19,796,308.08	13,445,386.74	6,350,921.34
Collections of Principal Receivables	258,428,441.65	175,521,128.98	82,907,312.67
Defaulted Amount	3,687,471.43	2,504,481.10	1,182,990.33

Ending Invested / Transferor Amounts	1,125,236,717.60	750,000,000.00	375,236,717.60

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00

LIBOR Determination Date	November 13, 2007	November 13, 2007	November 13, 2007
Coupon November 15, 2007 - December 16, 2007	4.7619%	5.0019%	5.1519%

	2,619,034.00	266,766.93	326,285.73	3,212,086.66
Monthly Interest Due
Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,619,034.00	266,766.93	326,285.73	3,212,086.66
Investor Default Amount	2,066,196.91	200,358.49	237,925.70	2,504,481.10
Investor Monthly Fees Due	1,031,250.00	100,000.00	118,750.00	1,250,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,716,480.91	567,125.42	682,961.43	6,966,567.76

Reallocated Investor Finance Charge Collections				13,480,500.16
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.2312%
Base Rate				6.7861%
Excess Spread Percentage				10.4223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	618,750,000.00	60,000,000.00	71,250,000.00	750,000,000.00
Interest Distributions	2,619,034.00	266,766.93	326,285.73	3,212,086.66
Principal Deposits - Prin. Funding Account	0.00	0.00	0.00	0.00
Principal Distributions	0.00	0.00	0.00	0.00
Total Distributions	2,619,034.00	266,766.93	326,285.73	3,212,086.66
Ending Certificates Balance	618,750,000.00	60,000,000.00	71,250,000.00	750,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. Total amount of the distribution:	$4.23
2. Amount of the distribution in respect of Class A Monthly Interest:	$4.23
3. Amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class A Additional Interest:	$0.00
5. Amount of the distribution in respect of Class A Principal:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs on such Distribution Date.
1. Total amount of Class A Investor Charge-Offs:	$0.00
2. Amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. Total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.45
2. Amount of the distribution in respect of Class B Monthly Interest:	$4.45
3. Amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class B Additional Interest:	$0.00
5. Amount of the distribution in respect of Class B Principal:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount set forth in paragraph 3 above, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. Total amount distributed to the Collateral Interest Holder:	$326,285.73
2. Amount distributed in respect of Collateral Monthly Interest:	$326,285.73
3. Amount distributed in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$11,121,412.63
a. Class A Monthly Interest:	$2,619,034.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (Treated as Available Principal Collections):	$2,066,196.91
e. Excess Spread:	$6,436,181.72
2. Class B Available Funds:	$1,078,440.01
a. Class B Monthly Interest:	$266,766.93
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$811,673.08
3. Collateral Available Funds:	$1,280,647.52
a. Excess Spread:	$1,280,647.52
4. Total Excess Spread:	$8,528,502.32

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	67.9187%
2. Series 2003-3 Allocable Principal Collections:	$258,428,441.65
3. Principal Allocation Percentage of Series 2003-3 Allocable Principal Collections:	$175,521,128.98
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$175,521,128.98
6. Shared Principal Collections from other Series allocated to Series 2003-3:	$0.00
7. Other amounts Treated as Available Principal Collections:	$2,504,481.10
8. Available Principal Collections (total of 5., 6. & 7.):	$178,025,610.08

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$71,250,000.00
2. Required Collateral Invested Amount:	$71,250,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$178,025,610.08

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Principal Distribution:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2003-3.
1. Excess Spread:	$8,528,502.32
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund Class B overdue Interest:	$0.00
6. Applied to fund Class B Required Amount:	$200,358.49
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Monthly Interest:	$326,285.73
9. Applied to unpaid Monthly Servicing Fee:	$1,250,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$237,925.70
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Applied to other amounts owed to Collateral Interest Holder:	$0.00
14. Balance:	$6,513,932.40

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	6.7861%
b. Prior Monthly Period:	7.2929%
c. Second Prior Monthly Period:	8.1736%
2. Three Month Average Base Rate:	7.4175%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.2312%
b. Prior Monthly Period:	19.2226%
c. Second Prior Monthly Period:	19.0750%
4. Three Month Average Series Adjusted Portfolio Yield:	18.5096%
5. Is the 3 month average series adjusted portfolio yield more than the 3 month average base rate:	Yes

Series 2004-1 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors Interest
Beginning Invested /Transferor Amount	1,177,879,577.95	800,000,000.00	377,879,577.95
Beginning Adjusted Invested Amount	N/A	800,000,000.00	N/A
Floating Allocation Percentage	N/A	67.9187%	32.0813%
Principal Allocation Percentage	N/A	67.9187%	32.0813%
Collections of Finance Chg. Receivables	21,116,061.95	14,341,745.86	6,774,316.09
Collections of Principal Receivables	275,657,004.43	187,222,537.58	88,434,466.85
Defaulted Amount	3,933,302.86	2,671,446.51	1,261,856.35

Ending Invested / Transferor Amounts	1,200,252,498.77	800,000,000.00	400,252,498.77

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00

LIBOR Determination Date	November 13, 2007	November 13, 2007	November 13, 2007
Coupon November 15, 2007 - December 16, 2007	4.7319%	4.9019%	5.2019%
Monthly Interest Due	2,809,685.19	261,433.60	332,920.32	3,404,039.11

Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,809,685.19	261,433.60	332,920.32	3,404,039.11
Investor Default Amount	2,230,657.84	200,358.49	240,430.19	2,671,446.51
Investor Monthly Fees Due	1,113,333.33	100,000.00	120,000.00	1,333,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,153,676.36	561,792.09	693,350.51	7,408,818.96

Reallocated Investor Finance Charge Collections				14,357,013.51
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.1985%
Base Rate				6.7545%
Excess Spread Percentage				10.4223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	668,000,000.00	60,000,000.00	72,000,000.00	800,000,000.00
Interest Distributions	2,809,685.19	261,433.60	332,920.32	3,404,039.11
Principal Deposits - Prin. Funding Account	0.00	0.00	0.00	0.00
Principal Distributions	0.00	0.00	0.00	0.00
Total Distributions	2,809,685.19	261,433.60	332,920.32	3,404,039.11
Ending Certificates Balance	668,000,000.00	60,000,000.00	72,000,000.00	800,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. Total amount of the distribution:	$4.21
2. Amount of the distribution in respect of Class A Monthly Interest:	$4.21
3. Amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class A Additional Interest:	$0.00
5. Amount of the distribution in respect of Class A Principal:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs on such Distribution Date.
1. Total amount of Class A Investor Charge-Offs:	$0.00
2. Amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. Total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.36
2. Amount of the distribution in respect of Class B Monthly Interest:	$4.36
3. Amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class B Additional Interest:	$0.00
5. Amount of the distribution in respect of Class B Principal:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount set forth in paragraph 3 above, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. Total amount distributed to the Collateral Interest Holder:	$7,281,114.87
2. Amount distributed in respect of Collateral Monthly Interest:	$332,920.32
3. Amount distributed in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. Amount distributed to the Collateral Interest Holder in respect of remaining excess spread:	$6,948,194.55

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$11,988,106.28
a. Class A Monthly Interest:	$2,809,685.19
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (Treated as Available Principal Collections):	$2,230,657.84
e. Excess Spread:	$6,947,763.25
2. Class B Available Funds:	$1,076,776.01
a. Class B Monthly Interest:	$261,433.60
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$815,342.41
3. Collateral Available Funds:	$1,292,131.22
a. Excess Spread:	$1,292,131.22
4. Total Excess Spread:	$9,055,236.88

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	67.9187%
2. Series 2004-1 Allocable Principal Collections:	$275,657,004.43
3. Principal Allocation Percentage of Series 2004-1 Allocable Principal Collections:	$187,222,537.58
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$187,222,537.58
6. Shared Principal Collections from other Series allocated to Series 2004-1:	$0.00
7. Other amounts Treated as Available Principal Collections:	$2,671,446.52
8. Available Principal Collections (total of 5., 6. & 7.):	$189,893,984.10

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$72,000,000.00
2. Required Collateral Invested Amount:	$72,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$189,893,984.10

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Principal Distribution:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2004-1.
1. Excess Spread:	$9,055,236.88
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund Class B overdue Interest:	$0.00
6. Applied to fund Class B Required Amount:	$200,358.49
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Monthly Interest:	$332,920.32
9. Applied to unpaid Monthly Servicing Fee:	$1,333,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$240,430.19
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder:	$6,948,194.55

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	6.7545%
b. Prior Monthly Period:	7.2613%
c. Second Prior Monthly Period:	8.1419%
2. Three Month Average Base Rate:	7.3859%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.1985%
b. Prior Monthly Period:	19.1899%
c. Second Prior Monthly Period:	19.0464%
4. Three Month Average Series Adjusted Portfolio Yield:	18.4783%
5. Is the 3 month average series adjusted portfolio yield more than the 3 month average base rate:	Yes

Series 2004-2 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors Interest
Beginning Invested /Transferor Amount	588,939,788.97	400,000,000.00	188,939,788.97
Beginning Adjusted Invested Amount	N/A	400,000,000.00	N/A
Floating Allocation Percentage	N/A	67.9187%	32.0813%
Principal Allocation Percentage	N/A	67.9187%	32.0813%
Collections of Finance Chg. Receivables	10,558,030.97	7,170,872.93	3,387,158.04
Collections of Principal Receivables	137,828,502.21	93,611,268.79	44,217,233.42
Defaulted Amount	1,966,651.43	1,335,723.26	630,928.17

Ending Invested / Transferor Amounts	600,126,249.38	400,000,000.00	200,126,249.38

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00

LIBOR Determination Date	November 13, 2007	November 13, 2007	November 13, 2007
Coupon November 15, 2007 - December 16, 2007	4.8219%	5.0219%	5.3219%
Monthly Interest Due	1,431,562.60	133,916.80	170,300.16	1,735,779.56

Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,431,562.60	133,916.80	170,300.16	1,735,779.56
Investor Default Amount	1,115,328.92	100,179.24	120,215.09	1,335,723.26
Investor Monthly Fees Due	556,666.67	50,000.00	60,000.00	666,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,103,558.19	284,096.04	350,515.25	3,738,169.48

Reallocated Investor Finance Charge Collections				7,212,266.77
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.2979%
Base Rate				6.8507%
Excess Spread Percentage				10.4223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00
Interest Distributions	1,431,562.60	133,916.80	170,300.16	1,735,779.56
Principal Deposits - Prin. Funding Account	0.00	0.00	0.00	0.00
Principal Distributions	0.00	0.00	0.00	0.00
Total Distributions	1,431,562.60	133,916.80	170,300.16	1,735,779.56
Ending Certificates Balance	334,000,000.00	30,000,000.00	36,000,000.00	400,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. Total amount of the distribution:	$4.29
2. Amount of the distribution in respect of Class A Monthly Interest:	$4.29
3. Amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class A Additional Interest:	$0.00
5. Amount of the distribution in respect of Class A Principal:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs on such Distribution Date.
1. Total amount of Class A Investor Charge-Offs:	$0.00
2. Amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. Total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.46
2. Amount of the distribution in respect of Class B Monthly Interest:	$4.46
3. Amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class B Additional Interest:	$0.00
5. Amount of the distribution in respect of Class B Principal:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount set forth in paragraph 3 above, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. Total amount distributed to the Collateral Interest Holder:	$3,644,397.45
2. Amount distributed in respect of Collateral Monthly Interest:	$170,300.16
3. Amount distributed in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. Amount distributed to the Collateral Interest Holder in respect of remaining excess spread:	$3,474,097.29

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$6,022,242.75
a. Class A Monthly Interest:	$1,431,562.60
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (Treated as Available Principal Collections):	$1,115,328.92
e. Excess Spread:	$3,475,351.23
2. Class B Available Funds:	$540,920.01
a. Class B Monthly Interest:	$133,916.80
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$407,003.21
3. Collateral Available Funds:	$649,104.01
a. Excess Spread:	$649,104.01
4. Total Excess Spread:	$4,531,458.45

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	67.9187%
2. Series 2004-2 Allocable Principal Collections:	$137,828,502.21
3. Principal Allocation Percentage of Series 2004-2 Allocable Principal Collections:	$93,611,268.79
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$93,611,268.79
6. Shared Principal Collections from other Series allocated to Series 2004-2:	$0.00
7. Other amounts Treated as Available Principal Collections:	$1,335,723.25
8. Available Principal Collections (total of 5., 6. & 7.):	$94,946,992.04

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$36,000,000.00
2. Required Collateral Invested Amount:	$36,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$94,946,992.04

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Principal Distribution:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2004-2.
1. Excess Spread:	$4,531,458.45
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund Class B overdue Interest:	$0.00
6. Applied to fund Class B Required Amount:	$100,179.24
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Monthly Interest:	$170,300.16
9. Applied to unpaid Monthly Servicing Fee:	$666,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$120,215.09
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder:	$3,474,097.29

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	6.8507%
b. Prior Monthly Period:	7.3575%
c. Second Prior Monthly Period:	8.2382%
2. Three Month Average Base Rate:	7.4822%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.2979%
b. Prior Monthly Period:	19.2894%
c. Second Prior Monthly Period:	19.1334%
4. Three Month Average Series Adjusted Portfolio Yield:	18.5735%
5. Is the 3 month average series adjusted portfolio yield more than the 3 month average base rate:	Yes

Series 2004-3 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors Interest
Beginning Invested /Transferor Amount	883,409,683.46	600,000,000.00	283,409,683.46
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	67.9187%	32.0813%
Principal Allocation Percentage	N/A	67.9187%	32.0813%
Collections of Finance Chg. Receivables	15,837,046.46	10,756,309.39	5,080,737.07
Collections of Principal Receivables	206,742,753.32	140,416,903.18	66,325,850.14
Defaulted Amount	2,949,977.15	2,003,584.89	946,392.26

Ending Invested / Transferor Amounts	900,189,374.08	600,000,000.00	300,189,374.08

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00

LIBOR Determination Date	November 13, 2007	November 13, 2007	November 13, 2007
Coupon November 15, 2007 - December 16, 2007	4.3500%	4.5500%	5.1219%
Monthly Interest Due	1,892,250.00	113,750.00	218,533.55	2,224,533.55

Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,892,250.00	113,750.00	218,533.55	2,224,533.55
Investor Default Amount	1,743,118.85	100,179.24	160,286.79	2,003,584.89
Investor Monthly Fees Due	870,000.00	50,000.00	80,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,505,368.85	263,929.24	458,820.34	5,228,118.43

Reallocated Investor Finance Charge Collections				10,544,279.19
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				16.7600%
Base Rate				6.1300%
Excess Spread Percentage				10.6323%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	522,000,000.00	30,000,000.00	48,000,000.00	600,000,000.00
Interest Distributions	1,892,250.00	113,750.00	218,533.55	2,224,533.55
Principal Deposits - Prin. Funding Account	0.00	0.00	0.00	0.00
Principal Distributions	0.00	0.00	0.00	0.00
Total Distributions	1,892,250.00	113,750.00	218,533.55	2,224,533.55
Ending Certificates Balance	522,000,000.00	30,000,000.00	48,000,000.00	600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. Total amount of the distribution:	$3.63
2. Amount of the distribution in respect of Class A Monthly Interest:	$3.63
3. Amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class A Additional Interest:	$0.00
5. Amount of the distribution in respect of Class A Principal:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs on such Distribution Date.
1. Total amount of Class A Investor Charge-Offs:	$0.00
2. Amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. Total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$3.79
2. Amount of the distribution in respect of Class B Monthly Interest:	$3.79
3. Amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class B Additional Interest:	$0.00
5. Amount of the distribution in respect of Class B Principal:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount set forth in paragraph 3 above, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. Total amount distributed to the Collateral Interest Holder:	$5,534,694.32
2. Amount distributed in respect of Collateral Monthly Interest:	$218,533.55
3. Amount distributed in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. Amount distributed to the Collateral Interest Holder in respect of remaining excess spread:	$5,316,160.77

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$9,173,522.90
a. Class A Monthly Interest:	$1,892,250.00
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (Treated as Available Principal Collections):	$1,743,118.85
e. Excess Spread:	$5,538,154.05
2. Class B Available Funds:	$527,213.96
a. Class B Monthly Interest:	$113,750.00
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$413,463.96
3. Collateral Available Funds:	$843,542.34
a. Excess Spread:	$843,542.34
4. Total Excess Spread:	$6,795,160.35

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	67.9187%
2. Series 2004-3 Allocable Principal Collections:	$206,742,753.32
3. Principal Allocation Percentage of Series 2004-3 Allocable Principal Collections:	$140,416,903.18
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$140,416,903.18
6. Shared Principal Collections from other Series allocated to Series 2004-3:	$0.00
7. Other amounts Treated as Available Principal Collections:	$2,003,584.88
8. Available Principal Collections (total of 5., 6. & 7.):	$142,420,488.06

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$48,000,000.00
2. Required Collateral Invested Amount:	$48,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$142,420,488.06

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Principal Distribution:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2004-3.
1. Excess Spread:	$6,795,160.35
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund Class B overdue Interest:	$0.00
6. Applied to fund Class B Required Amount:	$100,179.24
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Monthly Interest:	$218,533.55
9. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$160,286.79
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder:	$5,316,160.77

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	6.1300%
b. Prior Monthly Period:	6.3500%
c. Second Prior Monthly Period:	7.0356%
2. Three Month Average Base Rate:	6.5052%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	16.7600%
b. Prior Monthly Period:	18.7479%
c. Second Prior Monthly Period:	18.6082%
4. Three Month Average Series Adjusted Portfolio Yield:	18.0387%
5. Is the 3 month average series adjusted portfolio yield more than the 3 month average base rate:	Yes

Series 2004-4 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors Interest
Beginning Invested /Transferor Amount	1,619,584,419.68	1,100,000,000.00	519,584,419.68
Beginning Adjusted Invested Amount	N/A	1,100,000,000.00	N/A
Floating Allocation Percentage	N/A	67.9187%	32.0813%
Principal Allocation Percentage	N/A	67.9187%	32.0813%
Collections of Finance Chg. Receivables	29,034,585.18	19,719,900.56	9,314,684.62
Collections of Principal Receivables	379,028,381.09	257,430,989.17	121,597,391.92
Defaulted Amount	5,408,291.44	3,673,238.96	1,735,052.48

Ending Invested / Transferor Amounts	1,650,347,185.81	1,100,000,000.00	550,347,185.81

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00

LIBOR Determination Date	November 13, 2007	November 13, 2007	November 13, 2007
Coupon November 15, 2007 - December 16, 2007	4.7419%	4.9319%	5.1219%
Monthly Interest Due	3,871,481.58	361,671.20	450,725.44	4,683,878.22

Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,871,481.58	361,671.20	450,725.44	4,683,878.22
Investor Default Amount	3,067,154.53	275,492.92	330,591.51	3,673,238.96
Investor Monthly Fees Due	1,530,833.33	137,500.00	165,000.00	1,833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	8,469,469.44	774,664.12	946,316.95	10,190,450.51

Reallocated Investor Finance Charge Collections				19,744,218.03
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.2021%
Base Rate				6.7579%
Excess Spread Percentage				10.4223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	918,500,000.00	82,500,000.00	99,000,000.00	1,100,000,000.00
Interest Distributions	3,871,481.58	361,671.20	450,725.44	4,683,878.22
Principal Deposits - Prin. Funding Account	0.00	0.00	0.00	0.00
Principal Distributions	0.00	0.00	0.00	0.00
Total Distributions	3,871,481.58	361,671.20	450,725.44	4,683,878.22
Ending Certificates Balance	918,500,000.00	82,500,000.00	99,000,000.00	1,100,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. Total amount of the distribution:	$4.22
2. Amount of the distribution in respect of Class A Monthly Interest:	$4.22
3. Amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class A Additional Interest:	$0.00
5. Amount of the distribution in respect of Class A Principal:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs on such Distribution Date.
1. Total amount of Class A Investor Charge-Offs:	$0.00
2. Amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. Total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.38
2. Amount of the distribution in respect of Class B Monthly Interest:	$4.38
3. Amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class B Additional Interest:	$0.00
5. Amount of the distribution in respect of Class B Principal:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount set forth in paragraph 3 above, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. Total amount distributed to the Collateral Interest Holder:	$10,004,492.96
2. Amount distributed in respect of Collateral Monthly Interest:	$450,725.44
3. Amount distributed in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. Amount distributed to the Collateral Interest Holder in respect of remaining excess spread:	$9,553,767.52

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$16,486,422.06
a. Class A Monthly Interest:	$3,871,481.58
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (Treated as Available Principal Collections):	$3,067,154.53
e. Excess Spread:	$9,547,785.95
2. Class B Available Funds:	$1,480,816.35
a. Class B Monthly Interest:	$361,671.20
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,119,145.15
3. Collateral Available Funds:	$1,776,979.62
a. Excess Spread:	$1,776,979.62
4. Total Excess Spread:	$12,443,910.72

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	67.9187%
2. Series 2004-4 Allocable Principal Collections:	$379,028,381.09
3. Principal Allocation Percentage of Series 2004-4 Allocable Principal Collections:	$257,430,989.17
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$257,430,989.17
6. Shared Principal Collections from other Series allocated to Series 2004-4:	$0.00
7. Other amounts Treated as Available Principal Collections:	$3,673,238.96
8. Available Principal Collections (total of 5., 6. & 7.):	$261,104,228.13

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$99,000,000.00
2. Required Collateral Invested Amount:	$99,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$261,104,228.13

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Principal Distribution:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2004-4.
1. Excess Spread:	$12,443,910.72
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund Class B overdue Interest:	$0.00
6. Applied to fund Class B Required Amount:	$275,492.92
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Monthly Interest:	$450,725.44
9. Applied to unpaid Monthly Servicing Fee:	$1,833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$330,591.51
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder:	$9,553,767.52

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	6.7579%
b. Prior Monthly Period:	7.2647%
c. Second Prior Monthly Period:	8.1454%
2. Three Month Average Base Rate:	7.3893%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.2021%
b. Prior Monthly Period:	19.1935%
c. Second Prior Monthly Period:	19.0495%
4. Three Month Average Series Adjusted Portfolio Yield:	18.4817%
5. Is the 3 month average series adjusted portfolio yield more than the 3 month average base rate:	Yes

Series 2004-5 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors Interest
Beginning Invested /Transferor Amount	1,472,349,472.43	1,000,000,000.00	472,349,472.43
Beginning Adjusted Invested Amount	N/A	1,000,000,000.00	N/A
Floating Allocation Percentage	N/A	67.9187%	32.0813%
Principal Allocation Percentage	N/A	67.9187%	32.0813%
Collections of Finance Chg. Receivables	26,395,077.44	17,927,182.33	8,467,895.11
Collections of Principal Receivables	344,571,255.53	234,028,171.97	110,543,083.56
Defaulted Amount	4,916,628.58	3,339,308.14	1,577,320.44

Ending Invested / Transferor Amounts	1,500,315,623.46	1,000,000,000.00	500,315,623.46

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00

LIBOR Determination Date	November 13, 2007	November 13, 2007	November 13, 2007
Coupon November 15, 2007 - December 16, 2007	4.7419%	4.9019%	5.1119%
Monthly Interest Due	3,519,528.71	326,792.00	408,950.40	4,255,271.11

Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,519,528.71	326,792.00	408,950.40	4,255,271.11
Investor Default Amount	2,788,322.30	250,448.11	300,537.73	3,339,308.14
Investor Monthly Fees Due	1,391,666.67	125,000.00	150,000.00	1,666,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,699,517.68	702,240.11	859,488.13	9,261,245.92

Reallocated Investor Finance Charge Collections				17,946,489.12
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.1988%
Base Rate				6.7547%
Excess Spread Percentage				10.4223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	835,000,000.00	75,000,000.00	90,000,000.00	1,000,000,000.00
Interest Distributions	3,519,528.71	326,792.00	408,950.40	4,255,271.11
Principal Deposits - Prin. Funding Account	0.00	0.00	0.00	0.00
Principal Distributions	0.00	0.00	0.00	0.00
Total Distributions	3,519,528.71	326,792.00	408,950.40	4,255,271.11
Ending Certificates Balance	835,000,000.00	75,000,000.00	90,000,000.00	1,000,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. Total amount of the distribution:	$4.22
2. Amount of the distribution in respect of Class A Monthly Interest:	$4.22
3. Amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class A Additional Interest:	$0.00
5. Amount of the distribution in respect of Class A Principal:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs on such Distribution Date.
1. Total amount of Class A Investor Charge-Offs:	$0.00
2. Amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. Total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.36
2. Amount of the distribution in respect of Class B Monthly Interest:	$4.36
3. Amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class B Additional Interest:	$0.00
5. Amount of the distribution in respect of Class B Principal:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount set forth in paragraph 3 above, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. Total amount distributed to the Collateral Interest Holder:	$9,094,193.60
2. Amount distributed in respect of Collateral Monthly Interest:	$408,950.40
3. Amount distributed in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. Amount distributed to the Collateral Interest Holder in respect of remaining excess spread:	$8,685,243.20

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$14,985,318.42
a. Class A Monthly Interest:	$3,519,528.71
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (Treated as Available Principal Collections):	$2,788,322.30
e. Excess Spread:	$8,677,467.41
2. Class B Available Funds:	$1,345,986.68
a. Class B Monthly Interest:	$326,792.00
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,019,194.68
3. Collateral Available Funds:	$1,615,184.02
a. Excess Spread:	$1,615,184.02
4. Total Excess Spread:	$11,311,846.11

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	67.9187%
2. Series 2004-5 Allocable Principal Collections:	$344,571,255.53
3. Principal Allocation Percentage of Series 2004-5 Allocable Principal Collections:	$234,028,171.97
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$234,028,171.97
6. Shared Principal Collections from other Series allocated to Series 2004-5:	$0.00
7. Other amounts Treated as Available Principal Collections:	$3,339,308.14
8. Available Principal Collections (total of 5., 6. & 7.):	$237,367,480.11

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$90,000,000.00
2. Required Collateral Invested Amount:	$90,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$237,367,480.11

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Principal Distribution:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2004-5.
1. Excess Spread:	$11,311,846.11
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund Class B overdue Interest:	$0.00
6. Applied to fund Class B Required Amount:	$250,448.11
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Monthly Interest:	$408,950.40
9. Applied to unpaid Monthly Servicing Fee:	$1,666,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$300,537.73
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder:	$8,685,243.20

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	6.7547%
b. Prior Monthly Period:	7.2615%
c. Second Prior Monthly Period:	8.1422%
2. Three Month Average Base Rate:	7.3861%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.1988%
b. Prior Monthly Period:	19.1902%
c. Second Prior Monthly Period:	19.0467%
4. Three Month Average Series Adjusted Portfolio Yield:	18.4785%
5. Is the 3 month average series adjusted portfolio yield more than the 3 month average base rate:	Yes

Series 2005-1 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors Interest
Beginning Invested /Transferor Amount	883,409,683.46	600,000,000.00	283,409,683.46
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	67.9187%	32.0813%
Principal Allocation Percentage	N/A	67.9187%	32.0813%
Collections of Finance Chg. Receivables	15,837,046.46	10,756,309.39	5,080,737.07
Collections of Principal Receivables	206,742,753.32	140,416,903.18	66,325,850.14
Defaulted Amount	2,949,977.15	2,003,584.89	946,392.26

Ending Invested / Transferor Amounts	900,189,374.08	600,000,000.00	300,189,374.08

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00

LIBOR Determination Date	November 13, 2007	November 13, 2007	November 13, 2007
Coupon November 15, 2007 - December 16, 2007	4.6819%	4.7719%	4.9819%
Monthly Interest Due	2,084,997.23	190,875.20	239,130.24	2,515,002.67

Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,084,997.23	190,875.20	239,130.24	2,515,002.67
Investor Default Amount	1,672,993.38	150,268.87	180,322.64	2,003,584.89
Investor Monthly Fees Due	835,000.00	75,000.00	90,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,592,990.61	416,144.07	509,452.88	5,518,587.56

Reallocated Investor Finance Charge Collections				10,729,733.48
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.1239%
Base Rate				6.6822%
Excess Spread Percentage				10.4223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00
Interest Distributions	2,084,997.23	190,875.20	239,130.24	2,515,002.67
Principal Deposits - Prin. Funding Account	0.00	0.00	0.00	0.00
Principal Distributions	0.00	0.00	0.00	0.00
Total Distributions	2,084,997.23	190,875.20	239,130.24	2,515,002.67
Ending Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. Total amount of the distribution:	$4.16
2. Amount of the distribution in respect of Class A Monthly Interest:	$4.16
3. Amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class A Additional Interest:	$0.00
5. Amount of the distribution in respect of Class A Principal:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs on such Distribution Date.
1. Total amount of Class A Investor Charge-Offs:	$0.00
2. Amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. Total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.24
2. Amount of the distribution in respect of Class B Monthly Interest:	$4.24
3. Amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class B Additional Interest:	$0.00
5. Amount of the distribution in respect of Class B Principal:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount set forth in paragraph 3 above, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. Total amount distributed to the Collateral Interest Holder:	$5,450,276.16
2. Amount distributed in respect of Collateral Monthly Interest:	$239,130.24
3. Amount distributed in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. Amount distributed to the Collateral Interest Holder in respect of remaining excess spread:	$5,211,145.92

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$8,959,327.46
a. Class A Monthly Interest:	$2,084,997.23
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (Treated as Available Principal Collections):	$1,672,993.38
e. Excess Spread:	$5,201,336.85
2. Class B Available Funds:	$804,730.01
a. Class B Monthly Interest:	$190,875.20
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$613,854.81
3. Collateral Available Funds:	$965,676.01
a. Excess Spread:	$965,676.01
4. Total Excess Spread:	$6,780,867.67

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	67.9187%
2. Series 2005-1 Allocable Principal Collections:	$206,742,753.32
3. Principal Allocation Percentage of Series 2005-1 Allocable Principal Collections:	$140,416,903.18
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$140,416,903.18
6. Shared Principal Collections from other Series allocated to Series 2005-1:	$0.00
7. Other amounts Treated as Available Principal Collections:	$2,003,584.89
8. Available Principal Collections (total of 5., 6. & 7.):	$142,420,488.07

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$54,000,000.00
2. Required Collateral Invested Amount:	$54,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$142,420,488.07

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Principal Distribution:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-1.
1. Excess Spread:	$6,780,867.67
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund Class B overdue Interest:	$0.00
6. Applied to fund Class B Required Amount:	$150,268.87
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Monthly Interest:	$239,130.24
9. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$180,322.64
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder:	$5,211,145.92

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	6.6822%
b. Prior Monthly Period:	7.1890%
c. Second Prior Monthly Period:	8.0697%
2. Three Month Average Base Rate:	7.3136%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.1239%
b. Prior Monthly Period:	19.1152%
c. Second Prior Monthly Period:	18.9811%
4. Three Month Average Series Adjusted Portfolio Yield:	18.4067%
5. Is the 3 month average series adjusted portfolio yield more than the 3 month average base rate:	Yes

Series 2005-2 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors Interest
Beginning Invested /Transferor Amount	883,409,683.46	600,000,000.00	283,409,683.46
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	67.9187%	32.0813%
Principal Allocation Percentage	N/A	67.9187%	32.0813%
Collections of Finance Chg. Receivables	15,837,046.46	10,756,309.39	5,080,737.07
Collections of Principal Receivables	206,742,753.32	140,416,903.18	66,325,850.14
Defaulted Amount	2,949,977.15	2,003,584.89	946,392.26

Ending Invested / Transferor Amounts	900,189,374.08	600,000,000.00	300,189,374.08

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00

LIBOR Determination Date	November 13, 2007	November 13, 2007	November 13, 2007
Coupon November 15, 2007 - December 16, 2007	4.7519%	4.9319%	5.1419%
Monthly Interest Due	2,116,170.56	197,275.20	246,810.24	2,560,256.00

Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,116,170.56	197,275.20	246,810.24	2,560,256.00
Investor Default Amount	1,672,993.38	150,268.87	180,322.64	2,003,584.89
Investor Monthly Fees Due	835,000.00	75,000.00	90,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,624,163.94	422,544.07	517,132.88	5,563,840.89

Reallocated Investor Finance Charge Collections				10,774,986.81
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.2127%
Base Rate				6.7682%
Excess Spread Percentage				10.4223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00
Interest Distributions	2,116,170.56	197,275.20	246,810.24	2,560,256.00
Principal Deposits - Prin. Funding Account	0.00	0.00	0.00	0.00
Principal Distributions	0.00	0.00	0.00	0.00
Total Distributions	2,116,170.56	197,275.20	246,810.24	2,560,256.00
Ending Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. Total amount of the distribution:	$4.22
2. Amount of the distribution in respect of Class A Monthly Interest:	$4.22
3. Amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class A Additional Interest:	$0.00
5. Amount of the distribution in respect of Class A Principal:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs on such Distribution Date.
1. Total amount of Class A Investor Charge-Offs:	$0.00
2. Amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. Total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00
F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.38
2. Amount of the distribution in respect of Class B Monthly Interest:	$4.38
3. Amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class B Additional Interest:	$0.00
5. Amount of the distribution in respect of Class B Principal:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount set forth in paragraph 3 above, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. Total amount distributed to the Collateral Interest Holder:	$5,457,956.16
2. Amount distributed in respect of Collateral Monthly Interest:	$246,810.24
3. Amount distributed in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. Amount distributed to the Collateral Interest Holder in respect of remaining excess spread:	$5,211,145.92

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$8,997,113.99
a. Class A Monthly Interest:	$2,116,170.56
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (Treated as Available Principal Collections):	$1,672,993.38
e. Excess Spread:	$5,207,950.05
2. Class B Available Funds:	$808,124.01
a. Class B Monthly Interest:	$197,275.20
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$610,848.81
3. Collateral Available Funds:	$969,748.81
a. Excess Spread:	$969,748.81
4. Total Excess Spread:	$6,788,547.67

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	67.9187%
2. Series 2005-2 Allocable Principal Collections:	$206,742,753.32
3. Principal Allocation Percentage of Series 2005-2 Allocable Principal Collections:	$140,416,903.18
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$140,416,903.18
6. Shared Principal Collections from other Series allocated to Series 2005-2:	$0.00
7. Other amounts Treated as Available Principal Collections:	$2,003,584.89
8. Available Principal Collections (total of 5., 6. & 7.):	$142,420,488.07

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$54,000,000.00
2. Required Collateral Invested Amount:	$54,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$142,420,488.07

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Principal Distribution:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-2.
1. Excess Spread:	$6,788,547.67
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund Class B overdue Interest:	$0.00
6. Applied to fund Class B Required Amount:	$150,268.87
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Monthly Interest:	$246,810.24
9. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$180,322.64
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder:	$5,211,145.92

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	6.7682%
b. Prior Monthly Period:	7.2750%
c. Second Prior Monthly Period:	8.1557%
2. Three Month Average Base Rate:	7.3996%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.2127%
b. Prior Monthly Period:	19.2041%
c. Second Prior Monthly Period:	19.0588%
4. Three Month Average Series Adjusted Portfolio Yield:	18.4919%
5. Is the 3 month average series adjusted portfolio yield more than the 3 month average base rate:	Yes

Series 2005-3 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors Interest
Beginning Invested /Transferor Amount	1,030,644,630.70	700,000,000.00	330,644,630.70
Beginning Adjusted Invested Amount	N/A	700,000,000.00	N/A
Floating Allocation Percentage	N/A	67.9187%	32.0813%
Principal Allocation Percentage	N/A	67.9187%	32.0813%
Collections of Finance Chg. Receivables	18,476,554.21	12,549,027.63	5,927,526.58
Collections of Principal Receivables	241,199,878.87	163,819,720.38	77,380,158.49
Defaulted Amount	3,441,640.00	2,337,515.69	1,104,124.31

Ending Invested / Transferor Amounts	1,050,220,936.42	700,000,000.00	350,220,936.42

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00

LIBOR Determination Date	November 13, 2007	November 13, 2007	November 13, 2007
Coupon November 15, 2007 - December 16, 2007	4.6519%	4.7919%	4.9019%
Monthly Interest Due	2,416,910.10	223,621.07	274,505.28	2,915,036.45

Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,416,910.10	223,621.07	274,505.28	2,915,036.45
Investor Default Amount	1,951,825.60	175,313.68	210,376.41	2,337,515.69
Investor Monthly Fees Due	974,166.67	87,500.00	105,000.00	1,166,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,342,902.37	486,434.75	589,881.69	6,419,218.81

Reallocated Investor Finance Charge Collections				12,498,889.05
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.0917%
Base Rate				6.6510%
Excess Spread Percentage				10.4223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00
Interest Distributions	2,416,910.10	223,621.07	274,505.28	2,915,036.45
Principal Deposits - Prin. Funding Account	0.00	0.00	0.00	0.00
Principal Distributions	0.00	0.00	0.00	0.00
Total Distributions	2,416,910.10	223,621.07	274,505.28	2,915,036.45
Ending Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. Total amount of the distribution:	$4.14
2. Amount of the distribution in respect of Class A Monthly Interest:	$4.14
3. Amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class A Additional Interest:	$0.00
5. Amount of the distribution in respect of Class A Principal:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs on such Distribution Date.
1. Total amount of Class A Investor Charge-Offs:	$0.00
2. Amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. Total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.26
2. Amount of the distribution in respect of Class B Monthly Interest:	$4.26
3. Amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class B Additional Interest:	$0.00
5. Amount of the distribution in respect of Class B Principal:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount set forth in paragraph 3 above, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. Total amount distributed to the Collateral Interest Holder:	$6,354,175.52
2. Amount distributed in respect of Collateral Monthly Interest:	$274,505.28
3. Amount distributed in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. Amount distributed to the Collateral Interest Holder in respect of remaining excess spread:	$6,079,670.24

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$10,436,572.36
a. Class A Monthly Interest:	$2,416,910.10
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (Treated as Available Principal Collections):	$1,951,825.60
e. Excess Spread:	$6,067,836.66
2. Class B Available Funds:	$937,416.68
a. Class B Monthly Interest:	$223,621.07
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$713,795.61
3. Collateral Available Funds:	$1,124,900.01
a. Excess Spread:	$1,124,900.01
4. Total Excess Spread:	$7,906,532.28

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	67.9187%
2. Series 2005-3 Allocable Principal Collections:	$241,199,878.87
3. Principal Allocation Percentage of Series 2005-3 Allocable Principal Collections:	$163,819,720.38
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$163,819,720.38
6. Shared Principal Collections from other Series allocated to Series 2005-3:	$0.00
7. Other amounts Treated as Available Principal Collections:	$2,337,515.69
8. Available Principal Collections (total of 5., 6. & 7.):	$166,157,236.07

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$63,000,000.00
2. Required Collateral Invested Amount:	$63,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$166,157,236.07

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Principal Distribution:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-3.
1. Excess Spread:	$7,906,532.28
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund Class B overdue Interest:	$0.00
6. Applied to fund Class B Required Amount:	$175,313.68
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Monthly Interest:	$274,505.28
9. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$210,376.41
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder:	$6,079,670.24

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	6.6510%
b. Prior Monthly Period:	7.1578%
c. Second Prior Monthly Period:	8.0385%
2. Three Month Average Base Rate:	7.2824%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.0917%
b. Prior Monthly Period:	19.0830%
c. Second Prior Monthly Period:	18.9530%
4. Three Month Average Series Adjusted Portfolio Yield:	18.3759%
5. Is the 3 month average series adjusted portfolio yield more than the 3 month average base rate:	Yes

Series 2005-4 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors Interest
Beginning Invested /Transferor Amount	736,174,736.22	500,000,000.00	236,174,736.22
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	67.9187%	32.0813%
Principal Allocation Percentage	N/A	67.9187%	32.0813%
Collections of Finance Chg. Receivables	13,197,538.72	8,963,591.16	4,233,947.56
Collections of Principal Receivables	172,285,627.77	117,014,085.99	55,271,541.78
Defaulted Amount	2,458,314.29	1,669,654.07	788,660.22

Ending Invested / Transferor Amounts	750,157,811.73	500,000,000.00	250,157,811.73

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00

LIBOR Determination Date	November 13, 2007	November 13, 2007	November 13, 2007
Coupon November 15, 2007 - December 16, 2007	4.7219%	4.9019%	5.0719%
Monthly Interest Due	1,752,342.13	163,396.00	202,875.20	2,118,613.33

Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,752,342.13	163,396.00	202,875.20	2,118,613.33
Investor Default Amount	1,394,161.15	125,224.06	150,268.87	1,669,654.07
Investor Monthly Fees Due	695,833.33	62,500.00	75,000.00	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,842,336.61	351,120.06	428,144.07	4,621,600.74

Reallocated Investor Finance Charge Collections				8,964,222.33
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.1775%
Base Rate				6.7341%
Excess Spread Percentage				10.4223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00
Interest Distributions	1,752,342.13	163,396.00	202,875.20	2,118,613.33
Principal Deposits - Prin. Funding Account	0.00	0.00	0.00	0.00
Principal Distributions	0.00	0.00	0.00	0.00
Total Distributions	1,752,342.13	163,396.00	202,875.20	2,118,613.33
Ending Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. Total amount of the distribution:	$4.20
2. Amount of the distribution in respect of Class A Monthly Interest:	$4.20
3. Amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class A Additional Interest:	$0.00
5. Amount of the distribution in respect of Class A Principal:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs on such Distribution Date.
1. Total amount of Class A Investor Charge-Offs:	$0.00
2. Amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. Total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.36
2. Amount of the distribution in respect of Class B Monthly Interest:	$4.36
3. Amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class B Additional Interest:	$0.00
5. Amount of the distribution in respect of Class B Principal:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount set forth in paragraph 3 above, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. Total amount distributed to the Collateral Interest Holder:	$4,545,496.79
2. Amount distributed in respect of Collateral Monthly Interest:	$202,875.20
3. Amount distributed in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. Amount distributed to the Collateral Interest Holder in respect of remaining excess spread:	$4,342,621.59

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$7,485,125.65
a. Class A Monthly Interest:	$1,752,342.13
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (Treated as Available Principal Collections):	$1,394,161.15
e. Excess Spread:	$4,338,622.37
2. Class B Available Funds:	$672,316.67
a. Class B Monthly Interest:	$163,396.00
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$508,920.67
3. Collateral Available Funds:	$806,780.01
a. Excess Spread:	$806,780.01
4. Total Excess Spread:	$5,654,323.05

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	67.9187%
2. Series 2005-4 Allocable Principal Collections:	$172,285,627.77
3. Principal Allocation Percentage of Series 2005-4 Allocable Principal Collections:	$117,014,085.99
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$117,014,085.99
6. Shared Principal Collections from other Series allocated to Series 2005-4:	$0.00
7. Other amounts Treated as Available Principal Collections:	$1,669,654.08
8. Available Principal Collections (total of 5., 6. & 7.):	$118,683,740.07

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$45,000,000.00
2. Required Collateral Invested Amount:	$45,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$118,683,740.07

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount	$0.00
3. Principal Distribution:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-4.
1. Excess Spread:	$5,654,323.05
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund Class B overdue Interest:	$0.00
6. Applied to fund Class B Required Amount:	$125,224.06
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Monthly Interest:	$202,875.20
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$150,268.87
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder:	$4,342,621.59

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	6.7341%
b. Prior Monthly Period:	7.2409%
c. Second Prior Monthly Period:	8.1216%
2. Three Month Average Base Rate:	7.3656%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.1775%
b. Prior Monthly Period:	19.1689%
c. Second Prior Monthly Period:	19.0281%
4. Three Month Average Series Adjusted Portfolio Yield:	18.4582%
5. Is the 3 month average series adjusted portfolio yield more than the 3 month average base rate:	Yes

Series 2005-5 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors Interest
Beginning Invested /Transferor Amount	1,619,584,419.68	1,100,000,000.00	519,584,419.68
Beginning Adjusted Invested Amount	N/A	1,100,000,000.00	N/A
Floating Allocation Percentage	N/A	67.9187%	32.0813%
Principal Allocation Percentage	N/A	67.9187%	32.0813%
Collections of Finance Chg. Receivables	29,034,585.18	19,719,900.56	9,314,684.62
Collections of Principal Receivables	379,028,381.09	257,430,989.17	121,597,391.92
Defaulted Amount	5,408,291.44	3,673,238.96	1,735,052.48

Ending Invested / Transferor Amounts	1,650,347,185.81	1,100,000,000.00	550,347,185.81

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00

LIBOR Determination Date	November 13, 2007	November 13, 2007	November 13, 2007
Coupon November 15, 2007 - December 16, 2007	4.6919%	4.8319%	4.9719%
Monthly Interest Due	3,830,659.36	354,337.87	437,525.44	4,622,522.67

Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,830,659.36	354,337.87	437,525.44	4,622,522.67
Investor Default Amount	3,067,154.53	275,492.92	330,591.51	3,673,238.96
Investor Monthly Fees Due	1,530,833.33	137,500.00	165,000.00	1,833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	8,428,647.22	767,330.79	933,116.95	10,129,094.96

Reallocated Investor Finance Charge Collections				19,682,862.48
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.1364%
Base Rate				6.6943%
Excess Spread Percentage				10.4223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	918,500,000.00	82,500,000.00	99,000,000.00	1,100,000,000.00
Interest Distributions	3,830,659.36	354,337.87	437,525.44	4,622,522.67
Principal Deposits - Prin. Funding Account	0.00	0.00	0.00	0.00
Principal Distributions	0.00	0.00	0.00	0.00
Total Distributions	3,830,659.36	354,337.87	437,525.44	4,622,522.67
Ending Certificates Balance	918,500,000.00	82,500,000.00	99,000,000.00	1,100,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. Total amount of the distribution:	$4.17
2. Amount of the distribution in respect of Class A Monthly Interest:	$4.17
3. Amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class A Additional Interest:	$0.00
5. Amount of the distribution in respect of Class A Principal:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs on such Distribution Date.
1. Total amount of Class A Investor Charge-Offs:	$0.00
2. Amount of Class A Investor Charge - Offs per $1,000 original certificate principal amount:	$0.00
3. Total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.30
2. Amount of the distribution in respect of Class B Monthly Interest:	$4.30
3. Amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class B Additional Interest:	$0.00
5. Amount of the distribution in respect of Class B Principal:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount set forth in paragraph 3 above, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. Total amount distributed to the Collateral Interest Holder:	$9,991,292.96
2. Amount distributed in respect of Collateral Monthly Interest:	$437,525.44
3. Amount distributed in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. Amount distributed to the Collateral Interest Holder in respect of remaining excess spread:	$9,553,767.52

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$16,435,190.17
a. Class A Monthly Interest:	$3,830,659.36
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (Treated as Available Principal Collections):	$3,067,154.53
e. Excess Spread:	$9,537,376.28
2. Class B Available Funds:	$1,476,214.69
a. Class B Monthly Interest:	$354,337.87
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,121,876.82
3. Collateral Available Funds:	$1,771,457.62
a. Excess Spread:	$1,771,457.62
4. Total Excess Spread:	$12,430,710.72

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	67.9187%
2. Series 2005-5 Allocable Principal Collections:	$379,028,381.09
3. Principal Allocation Percentage of Series 2005-5 Allocable Principal Collections:	$257,430,989.17
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$257,430,989.17
6. Shared Principal Collections from other Series allocated to Series 2005-5:	$0.00
7. Other amounts Treated as Available Principal Collections:	$3,673,238.96
8. Available Principal Collections (total of 5., 6. & 7.):	$261,104,228.13

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$99,000,000.00
2. Required Collateral Invested Amount:	$99,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$261,104,228.13

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Principal Distribution:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-5.
1. Excess Spread:	$12,430,710.72
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund Class B overdue Interest:	$0.00
6. Applied to fund Class B Required Amount:	$275,492.92
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Monthly Interest:	$437,525.44
9. Applied to unpaid Monthly Servicing Fee:	$1,833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$330,591.51
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder:	$9,553,767.52

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	6.6943%
b. Prior Monthly Period:	7.2011%
c. Second Prior Monthly Period:	8.0818%
2. Three Month Average Base Rate:	7.3257%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.1364%
b. Prior Monthly Period:	19.1277%
c. Second Prior Monthly Period:	18.9921%
4. Three Month Average Series Adjusted Portfolio Yield:	18.4187%
5. Is the 3 month average series adjusted portfolio yield more than the 3 month average base rate:	Yes

Series 2005-6 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors Interest
Beginning Invested /Transferor Amount	1,030,644,630.70	700,000,000.00	330,644,630.70
Beginning Adjusted Invested Amount	N/A	700,000,000.00	N/A
Floating Allocation Percentage	N/A	67.9187%	32.0813%
Principal Allocation Percentage	N/A	67.9187%	32.0813%
Collections of Finance Chg. Receivables	18,476,554.21	12,549,027.63	5,927,526.58
Collections of Principal Receivables	241,199,878.87	163,819,720.38	77,380,158.49
Defaulted Amount	3,441,640.00	2,337,515.69	1,104,124.31

Ending Invested / Transferor Amounts	1,050,220,936.42	700,000,000.00	350,220,936.42

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00

LIBOR Determination Date	November 13, 2007	November 13, 2007	November 13, 2007
Coupon November 15, 2007 - December 16, 2007	4.6519%	4.7919%	4.9019%
Monthly Interest Due	2,416,910.10	223,621.07	274,505.28	2,915,036.45

Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,416,910.10	223,621.07	274,505.28	2,915,036.45
Investor Default Amount	1,951,825.60	175,313.68	210,376.41	2,337,515.69
Investor Monthly Fees Due	974,166.67	87,500.00	105,000.00	1,166,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,342,902.37	486,434.75	589,881.69	6,419,218.81

Reallocated Investor Finance Charge Collections				12,498,889.05
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.0917%
Base Rate				6.6510%
Excess Spread Percentage				10.4223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00
Interest Distributions	2,416,910.10	223,621.07	274,505.28	2,915,036.45
Principal Deposits - Prin. Funding Account	0.00	0.00	0.00	0.00
Principal Distributions	0.00	0.00	0.00	0.00
Total Distributions	2,416,910.10	223,621.07	274,505.28	2,915,036.45
Ending Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. Total amount of the distribution:	$4.14
2. Amount of the distribution in respect of Class A Monthly Interest:	$4.14
3. Amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class A Additional Interest:	$0.00
5. Amount of the distribution in respect of Class A Principal:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs on such Distribution Date.
1. Total amount of Class A Investor Charge-Offs:	$0.00
2. Amount of Class A Investor Charge - Offs per $1,000 original certificate principal amount:	$0.00
3. Total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.26
2. Amount of the distribution in respect of Class B Monthly Interest:	$4.26
3. Amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class B Additional Interest:	$0.00
5. Amount of the distribution in respect of Class B Principal:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount set forth in paragraph 3 above, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. Total amount distributed to the Collateral Interest Holder:	$6,354,175.52
2. Amount distributed in respect of Collateral Monthly Interest:	$274,505.28
3. Amount distributed in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. Amount distributed to the Collateral Interest Holder in respect of remaining excess spread:	$6,079,670.24

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$10,436,572.36
a. Class A Monthly Interest:	$2,416,910.10
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (Treated as Available Principal Collections):	$1,951,825.60
e. Excess Spread:	$6,067,836.66
2. Class B Available Funds:	$937,416.68
a. Class B Monthly Interest:	$223,621.07
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$713,795.61
3. Collateral Available Funds:	$1,124,900.01
a. Excess Spread:	$1,124,900.01
4. Total Excess Spread:	$7,906,532.28

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	67.9187%
2. Series 2005-6 Allocable Principal Collections:	$241,199,878.87
3. Principal Allocation Percentage of Series 2005-6 Allocable Principal Collections:	$163,819,720.38
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$163,819,720.38
6. Shared Principal Collections from other Series allocated to Series 2005-6:	$0.00
7. Other amounts Treated as Available Principal Collections:	$2,337,515.69
8. Available Principal Collections (total of 5., 6. & 7.):	$166,157,236.07

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$63,000,000.00
2. Required Collateral Invested Amount:	$63,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$166,157,236.07

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Principal Distribution:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-6.
1. Excess Spread:	$7,906,532.28
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund Class B overdue Interest:	$0.00
6. Applied to fund Class B Required Amount:	$175,313.68
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Monthly Interest:	$274,505.28
9. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$210,376.41
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder:	$6,079,670.24

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	6.6510%
b. Prior Monthly Period:	7.1578%
c. Second Prior Monthly Period:	8.0385%
2. Three Month Average Base Rate:	7.2824%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.0917%
b. Prior Monthly Period:	19.0830%
c. Second Prior Monthly Period:	18.9530%
4. Three Month Average Series Adjusted Portfolio Yield:	18.3759%
5. Is the 3 month average series adjusted portfolio yield more than the 3 month average base rate:	Yes

Series 2005-7 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors Interest
Beginning Invested /Transferor Amount	1,030,644,630.70	700,000,000.00	330,644,630.70
Beginning Adjusted Invested Amount	N/A	700,000,000.00	N/A
Floating Allocation Percentage	N/A	67.9187%	32.0813%
Principal Allocation Percentage	N/A	67.9187%	32.0813%
Collections of Finance Chg. Receivables	18,476,554.21	12,549,027.63	5,927,526.58
Collections of Principal Receivables	241,199,878.87	163,819,720.38	77,380,158.49
Defaulted Amount	3,441,640.00	2,337,515.69	1,104,124.31

Ending Invested / Transferor Amounts	1,050,220,936.42	700,000,000.00	350,220,936.42

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00

LIBOR Determination Date	November 13, 2007	November 13, 2007	November 13, 2007
Coupon November 15, 2007 - December 16, 2007	4.7219%	4.9219%	5.0619%
Monthly Interest Due	2,453,278.99	229,687.73	283,465.28	2,966,432.00

Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,453,278.99	229,687.73	283,465.28	2,966,432.00
Investor Default Amount	1,951,825.60	175,313.68	210,376.41	2,337,515.69
Investor Monthly Fees Due	974,166.67	87,500.00	105,000.00	1,166,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,379,271.26	492,501.41	598,841.69	6,470,614.36

Reallocated Investor Finance Charge Collections				12,550,284.60
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.1782%
Base Rate				6.7347%
Excess Spread Percentage				10.4223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00
Interest Distributions	2,453,278.99	229,687.73	283,465.28	2,966,432.00
Principal Deposits - Prin. Funding Account	0.00	0.00	0.00	0.00
Principal Distributions	0.00	0.00	0.00	0.00
Total Distributions	2,453,278.99	229,687.73	283,465.28	2,966,432.00
Ending Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. Total amount of the distribution:	$4.20
2. Amount of the distribution in respect of Class A Monthly Interest:	$4.20
3. Amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class A Additional Interest:	$0.00
5. Amount of the distribution in respect of Class A Principal:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs on such Distribution Date.
1. Total amount of Class A Investor Charge-Offs:	$0.00
2. Amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. Total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.38
2. Amount of the distribution in respect of Class B Monthly Interest:	$4.38
3. Amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class B Additional Interest:	$0.00
5. Amount of the distribution in respect of Class B Principal:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount set forth in paragraph 3 above, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. Total amount distributed to the Collateral Interest Holder:	$6,363,135.52
2. Amount distributed in respect of Collateral Monthly Interest:	$283,465.28
3. Amount distributed in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. Amount distributed to the Collateral Interest Holder in respect of remaining excess spread:	$6,079,670.24

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$10,479,487.64
a. Class A Monthly Interest:	$2,453,278.99
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (Treated as Available Principal Collections):	$1,951,825.60
e. Excess Spread:	$6,074,383.05
2. Class B Available Funds:	$941,271.35
a. Class B Monthly Interest:	$229,687.73
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$711,583.62
3. Collateral Available Funds:	$1,129,525.61
a. Excess Spread:	$1,129,525.61
4. Total Excess Spread:	$7,915,492.28

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	67.9187%
2. Series 2005-7 Allocable Principal Collections:	$241,199,878.87
3. Principal Allocation Percentage of Series 2005-7 Allocable Principal Collections:	$163,819,720.38
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$163,819,720.38
6. Shared Principal Collections from other Series allocated to Series 2005-7:	$0.00
7. Other amounts Treated as Available Principal Collections:	$2,337,515.69
8. Available Principal Collections (total of 5., 6. & 7.):	$166,157,236.07

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$63,000,000.00
2. Required Collateral Invested Amount:	$63,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$166,157,236.07

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Principal Distribution:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-7.
1. Excess Spread:	$7,915,492.28
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund Class B overdue Interest:	$0.00
6. Applied to fund Class B Required Amount:	$175,313.68
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Monthly Interest:	$283,465.28
9. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$210,376.41
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder:	$6,079,670.24

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	6.7347%
b. Prior Monthly Period:	7.2415%
c. Second Prior Monthly Period:	8.1222%
2. Three Month Average Base Rate:	7.3662%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.1782%
b. Prior Monthly Period:	19.1695%
c. Second Prior Monthly Period:	19.0286%
4. Three Month Average Series Adjusted Portfolio Yield:	18.4588%
5. Is the 3 month average series adjusted portfolio yield more than the 3 month average base rate:	Yes

Series 2005-8 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors Interest
Beginning Invested /Transferor Amount	736,174,736.22	500,000,000.00	236,174,736.22
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	67.9187%	32.0813%
Principal Allocation Percentage	N/A	67.9187%	32.0813%
Collections of Finance Chg. Receivables	13,197,538.72	8,963,591.16	4,233,947.56
Collections of Principal Receivables	172,285,627.77	117,014,085.99	55,271,541.78
Defaulted Amount	2,458,314.29	1,669,654.07	788,660.22

Ending Invested / Transferor Amounts	750,157,811.73	500,000,000.00	250,157,811.73

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00

LIBOR Determination Date	November 13, 2007	November 13, 2007	November 13, 2007
Coupon November 15, 2007 - December 16, 2007	4.6819%	4.8219%	4.9819%
Monthly Interest Due	1,737,497.69	160,729.33	199,275.20	2,097,502.22

Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,737,497.69	160,729.33	199,275.20	2,097,502.22
Investor Default Amount	1,394,161.15	125,224.06	150,268.87	1,669,654.07
Investor Monthly Fees Due	695,833.33	62,500.00	75,000.00	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	3,827,492.17	348,453.39	424,544.07	4,600,489.63

Reallocated Investor Finance Charge Collections				8,943,111.22
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.1278%
Base Rate				6.6860%
Excess Spread Percentage				10.4223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00
Interest Distributions	1,737,497.69	160,729.33	199,275.20	2,097,502.22
Principal Deposits - Prin. Funding Account	0.00	0.00	0.00	0.00
Principal Distributions	0.00	0.00	0.00	0.00
Total Distributions	1,737,497.69	160,729.33	199,275.20	2,097,502.22
Ending Certificates Balance	417,500,000.00	37,500,000.00	45,000,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. Total amount of the distribution:	$4.16
2. Amount of the distribution in respect of Class A Monthly Interest:	$4.16
3. Amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class A Additional Interest:	$0.00
5. Amount of the distribution in respect of Class A Principal:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs on such Distribution Date.
1. Total amount of Class A Investor Charge-Offs:	$0.00
2. Amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. Total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.29
2. Amount of the distribution in respect of Class B Monthly Interest:	$4.29
3. Amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class B Additional Interest:	$0.00
5. Amount of the distribution in respect of Class B Principal:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount set forth in paragraph 3 above, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. Total amount distributed to the Collateral Interest Holder:	$4,541,896.79
2. Amount distributed in respect of Collateral Monthly Interest:	$199,275.20
3. Amount distributed in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. Amount distributed to the Collateral Interest Holder in respect of remaining excess spread:	$4,342,621.59

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$7,467,497.87
a. Class A Monthly Interest:	$1,737,497.69
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (Treated as Available Principal Collections):	$1,394,161.15
e. Excess Spread:	$4,335,839.03
2. Class B Available Funds:	$670,733.34
a. Class B Monthly Interest:	$160,729.33
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$510,004.01
3. Collateral Available Funds:	$804,880.01
a. Excess Spread:	$804,880.01
4. Total Excess Spread:	$5,650,723.05

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	67.9187%
2. Series 2005-8 Allocable Principal Collections:	$172,285,627.77
3. Principal Allocation Percentage of Series 2005-8 Allocable Principal Collections:	$117,014,085.99
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$117,014,085.99
6. Shared Principal Collections from other Series allocated to Series 2005-8:	$0.00
7. Other amounts Treated as Available Principal Collections:	$1,669,654.08
8. Available Principal Collections (total of 5., 6. & 7.):	$118,683,740.07

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$45,000,000.00
2. Required Collateral Invested Amount:	$45,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$118,683,740.07

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Principal Distribution:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2005-8.
1. Excess Spread:	$5,650,723.05
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund Class B overdue Interest:	$0.00
6. Applied to fund Class B Required Amount:	$125,224.06
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Monthly Interest:	$199,275.20
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$150,268.87
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder:	$4,342,621.59

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	6.6860%
b. Prior Monthly Period:	7.1928%
c. Second Prior Monthly Period:	8.0735%
2. Three Month Average Base Rate:	7.3174%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.1278%
b. Prior Monthly Period:	19.1191%
c. Second Prior Monthly Period:	18.9846%
4. Three Month Average Series Adjusted Portfolio Yield:	18.4105%
5. Is the 3 month average series adjusted portfolio yield more than the 3 month average base rate:	Yes

Series 2006-1 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors Interest
Beginning Invested /Transferor Amount	1,472,349,472.43	1,000,000,000.00	472,349,472.43
Beginning Adjusted Invested Amount	N/A	1,000,000,000.00	N/A
Floating Allocation Percentage	N/A	67.9187%	32.0813%
Principal Allocation Percentage	N/A	67.9187%	32.0813%
Collections of Finance Chg. Receivables	26,395,077.44	17,927,182.33	8,467,895.11
Collections of Principal Receivables	344,571,255.53	234,028,171.97	110,543,083.56
Defaulted Amount	4,916,628.58	3,339,308.14	1,577,320.44

Ending Invested / Transferor Amounts	1,500,315,623.46	1,000,000,000.00	500,315,623.46

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00

LIBOR Determination Date	November 13, 2007	November 13, 2007	November 13, 2007
Coupon November 15, 2007 - December 16, 2007	4.6819%	4.7919%	4.9319%
Monthly Interest Due	3,474,995.38	319,458.67	394,550.40	4,189,004.45

Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,474,995.38	319,458.67	394,550.40	4,189,004.45
Investor Default Amount	2,788,322.30	250,448.11	300,537.73	3,339,308.14
Investor Monthly Fees Due	1,391,666.67	125,000.00	150,000.00	1,666,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,654,984.35	694,906.78	845,088.13	9,194,979.26

Reallocated Investor Finance Charge Collections				17,880,222.46
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.1208%
Base Rate				6.6791%
Excess Spread Percentage				10.4223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	835,000,000.00	75,000,000.00	90,000,000.00	1,000,000,000.00
Interest Distributions	3,474,995.38	319,458.67	394,550.40	4,189,004.45
Principal Deposits - Prin. Funding Account	0.00	0.00	0.00	0.00
Principal Distributions	0.00	0.00	0.00	0.00
Total Distributions	3,474,995.38	319,458.67	394,550.40	4,189,004.45
Ending Certificates Balance	835,000,000.00	75,000,000.00	90,000,000.00	1,000,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. Total amount of the distribution:	$4.16
2. Amount of the distribution in respect of Class A Monthly Interest:	$4.16
3. Amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class A Additional Interest:	$0.00
5. Amount of the distribution in respect of Class A Principal:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs on such Distribution Date.
1. Total amount of Class A Investor Charge-Offs:	$0.00
2. Amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. Total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.26
2. Amount of the distribution in respect of Class B Monthly Interest:	$4.26
3. Amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class B Additional Interest:	$0.00
5. Amount of the distribution in respect of Class B Principal:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount set forth in paragraph 3 above, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. Total amount distributed to the Collateral Interest Holder:	$9,079,793.59
2. Amount distributed in respect of Collateral Monthly Interest:	$394,550.40
3. Amount distributed in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. Amount distributed to the Collateral Interest Holder in respect of remaining excess spread:	$8,685,243.19

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$14,929,985.75
a. Class A Monthly Interest:	$3,474,995.38
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (Treated as Available Principal Collections):	$2,788,322.30
e. Excess Spread:	$8,666,668.07
2. Class B Available Funds:	$1,341,016.68
a. Class B Monthly Interest:	$319,458.67
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$1,021,558.01
3. Collateral Available Funds:	$1,609,220.02
a. Excess Spread:	$1,609,220.02
4. Total Excess Spread:	$11,297,446.10

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	67.9187%
2. Series 2006-1 Allocable Principal Collections:	$344,571,255.53
3. Principal Allocation Percentage of Series 2006-1 Allocable Principal Collections:	$234,028,171.97
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$234,028,171.97
6. Shared Principal Collections from other Series allocated to Series 2006-1:	$0.00
7. Other amounts Treated as Available Principal Collections:	$3,339,308.14
8. Available Principal Collections (total of 5., 6. & 7.):	$237,367,480.11

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$90,000,000.00
2. Required Collateral Invested Amount:	$90,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$237,367,480.11

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Principal Distribution:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-1.
1. Excess Spread:	$11,297,446.10
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund Class B overdue Interest:	$0.00
6. Applied to fund Class B Required Amount:	$250,448.11
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Monthly Interest:	$394,550.40
9. Applied to unpaid Monthly Servicing Fee:	$1,666,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$300,537.73
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder:	$8,685,243.19

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	6.6791%
b. Prior Monthly Period:	7.1859%
c. Second Prior Monthly Period:	8.0666%
2. Three Month Average Base Rate:	7.3106%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.1208%
b. Prior Monthly Period:	19.1121%
c. Second Prior Monthly Period:	18.9784%
4. Three Month Average Series Adjusted Portfolio Yield:	18.4037%
5. Is the 3 month average series adjusted portfolio yield more than the 3 month average base rate:	Yes

Series 2006-2 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors Interest
Beginning Invested /Transferor Amount	736,174,736.22	500,000,000.00	236,174,736.22
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	67.9187%	32.0813%
Principal Allocation Percentage	N/A	67.9187%	32.0813%
Collections of Finance Chg. Receivables	13,197,538.72	8,963,591.16	4,233,947.56
Collections of Principal Receivables	172,285,627.77	117,014,085.99	55,271,541.78
Defaulted Amount	2,458,314.29	1,669,654.07	788,660.22

Ending Invested / Transferor Amounts	750,157,811.73	500,000,000.00	250,157,811.73

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00

LIBOR Determination Date	November 13, 2007	November 13, 2007	November 13, 2007
Coupon November 15, 2007 - December 16, 2007	5.3500%	5.5500%	5.6500%
Monthly Interest Due	1,950,520.83	127,187.50	164,791.67	2,242,500.00

Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,950,520.83	127,187.50	164,791.67	2,242,500.00
Investor Default Amount	1,460,947.31	91,830.97	116,875.78	1,669,654.07
Investor Monthly Fees Due	729,166.67	45,833.33	58,333.33	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,140,634.81	264,851.80	340,000.78	4,745,487.39

Reallocated Investor Finance Charge Collections				9,175,621.36
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.6753%
Base Rate				7.0167%
Excess Spread Percentage				10.6323%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	437,500,000.00	27,500,000.00	35,000,000.00	500,000,000.00
Interest Distributions	1,950,520.83	127,187.50	164,791.67	2,242,500.00
Principal Deposits - Prin. Funding Account	0.00	0.00	0.00	0.00
Principal Distributions	0.00	0.00	0.00	0.00
Total Distributions	1,950,520.83	127,187.50	164,791.67	2,242,500.00
Ending Certificates Balance	437,500,000.00	27,500,000.00	35,000,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. Total amount of the distribution:	$4.46
2. Amount of the distribution in respect of Class A Monthly Interest:	$4.46
3. Amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class A Additional Interest:	$0.00
5. Amount of the distribution in respect of Class A Principal:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs on such Distribution Date.
1. Total amount of Class A Investor Charge-Offs:	$0.00
2. Amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. Total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.63
2. Amount of the distribution in respect of Class B Monthly Interest:	$4.63
3. Amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class B Additional Interest:	$0.00
5. Amount of the distribution in respect of Class B Principal:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount set forth in paragraph 3 above, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. Total amount distributed to the Collateral Interest Holder:	$4,594,925.64
2. Amount distributed in respect of Collateral Monthly Interest:	$164,791.67
3. Amount distributed in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. Amount distributed to the Collateral Interest Holder in respect of remaining excess spread:	$4,430,133.97

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$8,028,668.69
a. Class A Monthly Interest:	$1,950,520.83
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (Treated as Available Principal Collections):	$1,460,947.31
e. Excess Spread:	$4,617,200.55
2. Class B Available Funds:	$504,659.17
a. Class B Monthly Interest:	$127,187.50
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$377,471.67
3. Collateral Available Funds:	$642,293.50
a. Excess Spread:	$642,293.50
4. Total Excess Spread:	$5,636,965.72

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	67.9187%
2. Series 2006-2 Allocable Principal Collections:	$172,285,627.77
3. Principal Allocation Percentage of Series 2006-2 Allocable Principal Collections:	$117,014,085.99
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$117,014,085.99
6. Shared Principal Collections from other Series allocated to Series 2006-2:	$0.00
7. Other amounts Treated as Available Principal Collections:	$1,669,654.06
8. Available Principal Collections (total of 5., 6. & 7.):	$118,683,740.05

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$35,000,000.00
2. Required Collateral Invested Amount:	$35,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$118,683,740.05

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Principal Distribution:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-2.
1. Excess Spread:	$5,636,965.72
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund Class B overdue Interest:	$0.00
6. Applied to fund Class B Required Amount:	$91,830.97
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Monthly Interest:	$164,791.67
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$116,875.78
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder:	$4,430,133.97

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	7.0167%
b. Prior Monthly Period:	7.2431%
c. Second Prior Monthly Period:	8.0191%
2. Three Month Average Base Rate:	7.4263%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.6753%
b. Prior Monthly Period:	19.6708%
c. Second Prior Monthly Period:	19.4966%
4. Three Month Average Series Adjusted Portfolio Yield:	18.9476%
5. Is the 3 month average series adjusted portfolio yield more than the 3 month average base rate:	Yes

Series 2006-3 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors Interest
Beginning Invested /Transferor Amount	883,409,683.46	600,000,000.00	283,409,683.46
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	67.9187%	32.0813%
Principal Allocation Percentage	N/A	67.9187%	32.0813%
Collections of Finance Chg. Receivables	15,837,046.46	10,756,309.39	5,080,737.07
Collections of Principal Receivables	206,742,753.32	140,416,903.18	66,325,850.14
Defaulted Amount	2,949,977.15	2,003,584.89	946,392.26

Ending Invested / Transferor Amounts	900,189,374.08	600,000,000.00	300,189,374.08

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00

LIBOR Determination Date	November 13, 2007	November 13, 2007	November 13, 2007
Coupon November 15, 2007 - December 16, 2007	4.6719%	4.7719%	4.9319%
Monthly Interest Due	2,080,543.89	190,875.20	236,730.24	2,508,149.33

Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,080,543.89	190,875.20	236,730.24	2,508,149.33
Investor Default Amount	1,672,993.38	150,268.87	180,322.64	2,003,584.89
Investor Monthly Fees Due	835,000.00	75,000.00	90,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,588,537.27	416,144.07	507,052.88	5,511,734.22

Reallocated Investor Finance Charge Collections				10,722,880.14
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.1104%
Base Rate				6.6691%
Excess Spread Percentage				10.4223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00
Interest Distributions	2,080,543.89	190,875.20	236,730.24	2,508,149.33
Principal Deposits - Prin. Funding Account	0.00	0.00	0.00	0.00
Principal Distributions	0.00	0.00	0.00	0.00
Total Distributions	2,080,543.89	190,875.20	236,730.24	2,508,149.33
Ending Certificates Balance	501,000,000.00	45,000,000.00	54,000,000.00	600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. Total amount of the distribution:	$4.15
2. Amount of the distribution in respect of Class A Monthly Interest:	$4.15
3. Amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class A Additional Interest:	$0.00
5. Amount of the distribution in respect of Class A Principal:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs on such Distribution Date.
1. Total amount of Class A Investor Charge-Offs:	$0.00
2. Amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. Total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.24
2. Amount of the distribution in respect of Class B Monthly Interest:	$4.24
3. Amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class B Additional Interest:	$0.00
5. Amount of the distribution in respect of Class B Principal:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount set forth in paragraph 3 above, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. Total amount distributed to the Collateral Interest Holder:	$5,447,876.16
2. Amount distributed in respect of Collateral Monthly Interest:	$236,730.24
3. Amount distributed in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. Amount distributed to the Collateral Interest Holder in respect of remaining excess spread:	$5,211,145.92

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$8,953,604.92
a. Class A Monthly Interest:	$2,080,543.89
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (Treated as Available Principal Collections):	$1,672,993.38
e. Excess Spread:	$5,200,067.65
2. Class B Available Funds:	$804,216.01
a. Class B Monthly Interest:	$190,875.20
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$613,340.81
3. Collateral Available Funds:	$965,059.21
a. Excess Spread:	$965,059.21
4. Total Excess Spread:	$6,778,467.67

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	67.9187%
2. Series 2006-3 Allocable Principal Collections:	$206,742,753.32
3. Principal Allocation Percentage of Series 2006-3 Allocable Principal Collections:	$140,416,903.18
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$140,416,903.18
6. Shared Principal Collections from other Series allocated to Series 2006-3:	$0.00
7. Other amounts Treated as Available Principal Collections:	$2,003,584.89
8. Available Principal Collections (total of 5., 6. & 7.):	$142,420,488.07

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$54,000,000.00
2. Required Collateral Invested Amount:	$54,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$142,420,488.07

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Principal Distribution:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-3.
1. Excess Spread:	$6,778,467.67
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund Class B overdue Interest:	$0.00
6. Applied to fund Class B Required Amount:	$150,268.87
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Monthly Interest:	$236,730.24
9. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$180,322.64
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder:	$5,211,145.92

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	6.6691%
b. Prior Monthly Period:	7.1759%
c. Second Prior Monthly Period:	8.0566%
2. Three Month Average Base Rate:	7.3006%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.1104%
b. Prior Monthly Period:	19.1017%
c. Second Prior Monthly Period:	18.9694%
4. Three Month Average Series Adjusted Portfolio Yield:	18.3938%
5. Is the 3 month average series adjusted portfolio yield more than the 3 month average base rate:	Yes

Series 2006-A Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors Interest
Beginning Invested /Transferor Amount	1,030,644,630.70	700,000,000.00	330,644,630.70
Beginning Adjusted Invested Amount	N/A	700,000,000.00	N/A
Floating Allocation Percentage	N/A	67.9187%	32.0813%
Principal Allocation Percentage	N/A	67.9187%	32.0813%
Collections of Finance Chg. Receivables	18,476,554.21	12,549,027.63	5,927,526.58
Collections of Principal Receivables	241,199,878.87	163,819,720.38	77,380,158.49
Defaulted Amount	3,441,640.00	2,337,515.69	1,104,124.31

Ending Invested / Transferor Amounts	1,050,220,936.42	700,000,000.00	350,220,936.42

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00

LIBOR Determination Date	November 13, 2007	November 13, 2007	November 13, 2007
Coupon November 15, 2007 - December 16, 2007	4.6419%	4.7619%	4.8819%
Monthly Interest Due	2,411,714.54	222,221.07	273,385.28	2,907,320.89

Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,411,714.54	222,221.07	273,385.28	2,907,320.89
Investor Default Amount	1,951,825.60	175,313.68	210,376.41	2,337,515.69
Investor Monthly Fees Due	974,166.67	87,500.00	105,000.00	1,166,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,337,706.81	485,034.75	588,761.69	6,411,503.25

Reallocated Investor Finance Charge Collections				12,491,173.49
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.0787%
Base Rate				6.6384%
Excess Spread Percentage				10.4223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00
Interest Distributions	2,411,714.54	222,221.07	273,385.28	2,907,320.89
Principal Deposits - Prin. Funding Account	0.00	0.00	0.00	0.00
Principal Distributions	0.00	0.00	0.00	0.00
Total Distributions	2,411,714.54	222,221.07	273,385.28	2,907,320.89
Ending Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. Total amount of the distribution:	$4.13
2. Amount of the distribution in respect of Class A Monthly Interest:	$4.13
3. Amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class A Additional Interest:	$0.00
5. Amount of the distribution in respect of Class A Principal:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs on such Distribution Date.
1. Total amount of Class A Investor Charge-Offs:	$0.00
2. Amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. Total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.23
2. Amount of the distribution in respect of Class B Monthly Interest:	$4.23
3. Amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class B Additional Interest:	$0.00
5. Amount of the distribution in respect of Class B Principal:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount set forth in paragraph 3 above, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. Total amount distributed to the Collateral Interest Holder:	$6,353,055.51
2. Amount distributed in respect of Collateral Monthly Interest:	$273,385.28
3. Amount distributed in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. Amount distributed to the Collateral Interest Holder in respect of remaining excess spread:	$6,079,670.23

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$10,430,129.86
a. Class A Monthly Interest:	$2,411,714.54
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (Treated as Available Principal Collections):	$1,951,825.60
e. Excess Spread:	$6,066,589.72
2. Class B Available Funds:	$936,838.01
a. Class B Monthly Interest:	$222,221.07
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$714,616.94
3. Collateral Available Funds:	$1,124,205.61
a. Excess Spread:	$1,124,205.61
4. Total Excess Spread:	$7,905,412.27

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	67.9187%
2. Series 2006-A Allocable Principal Collections:	$241,199,878.87
3. Principal Allocation Percentage of Series 2006-A Allocable Principal Collections:	$163,819,720.38
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$163,819,720.38
6. Shared Principal Collections from other Series allocated to Series 2006-A:	$0.00
7. Other amounts Treated as Available Principal Collections:	$2,337,515.69
8. Available Principal Collections (total of 5., 6. & 7.):	$166,157,236.07

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$63,000,000.00
2. Required Collateral Invested Amount:	$63,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$166,157,236.07

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Principal Distribution:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-A.
1. Excess Spread:	$7,905,412.27
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund Class B overdue Interest:	$0.00
6. Applied to fund Class B Required Amount:	$175,313.68
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Monthly Interest:	$273,385.28
9. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$210,376.41
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder:	$6,079,670.23

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	6.6384%
b. Prior Monthly Period:	7.1452%
c. Second Prior Monthly Period:	8.0259%
2. Three Month Average Base Rate:	7.2698%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.0787%
b. Prior Monthly Period:	19.0700%
c. Second Prior Monthly Period:	18.9416%
4. Three Month Average Series Adjusted Portfolio Yield:	18.3634%
5. Is the 3 month average series adjusted portfolio yield more than the 3 month average base rate:	Yes

Series 2006-B Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors Interest
Beginning Invested /Transferor Amount	1,030,644,630.70	700,000,000.00	330,644,630.70
Beginning Adjusted Invested Amount	N/A	700,000,000.00	N/A
Floating Allocation Percentage	N/A	67.9187%	32.0813%
Principal Allocation Percentage	N/A	67.9187%	32.0813%
Collections of Finance Chg. Receivables	18,476,554.21	12,549,027.63	5,927,526.58
Collections of Principal Receivables	241,199,878.87	163,819,720.38	77,380,158.49
Defaulted Amount	3,441,640.00	2,337,515.69	1,104,124.31

Ending Invested / Transferor Amounts	1,050,220,936.42	700,000,000.00	350,220,936.42

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00

LIBOR Determination Date	November 13, 2007	November 13, 2007	November 13, 2007
Coupon November 15, 2007 - December 16, 2007	4.6919%	4.8019%	4.9419%
Monthly Interest Due	2,437,692.32	224,087.73	276,745.28	2,938,525.33

Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,437,692.32	224,087.73	276,745.28	2,938,525.33
Investor Default Amount	1,951,825.60	175,313.68	210,376.41	2,337,515.69
Investor Monthly Fees Due	974,166.67	87,500.00	105,000.00	1,166,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	5,363,684.59	486,901.41	592,121.69	6,442,707.69

Reallocated Investor Finance Charge Collections				12,522,377.93
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.1312%
Base Rate				6.6893%
Excess Spread Percentage				10.4223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00
Interest Distributions	2,437,692.32	224,087.73	276,745.28	2,938,525.33
Principal Deposits - Prin. Funding Account	0.00	0.00	0.00	0.00
Principal Distributions	0.00	0.00	0.00	0.00
Total Distributions	2,437,692.32	224,087.73	276,745.28	2,938,525.33
Ending Certificates Balance	584,500,000.00	52,500,000.00	63,000,000.00	700,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. Total amount of the distribution:	$4.17
2. Amount of the distribution in respect of Class A Monthly Interest:	$4.17
3. Amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class A Additional Interest:	$0.00
5. Amount of the distribution in respect of Class A Principal:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs on such Distribution Date.
1. Total amount of Class A Investor Charge-Offs:	$0.00
2. Amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. Total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.27
2. Amount of the distribution in respect of Class B Monthly Interest:	$4.27
3. Amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class B Additional Interest:	$0.00
5. Amount of the distribution in respect of Class B Principal:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount set forth in paragraph 3 above, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. Total amount distributed to the Collateral Interest Holder:	$6,356,415.51
2. Amount distributed in respect of Collateral Monthly Interest:	$276,745.28
3. Amount distributed in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. Amount distributed to the Collateral Interest Holder in respect of remaining excess spread:	$6,079,670.23

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$10,456,185.57
a. Class A Monthly Interest:	$2,437,692.32
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (Treated as Available Principal Collections):	$1,951,825.60
e. Excess Spread:	$6,066,667.65
2. Class B Available Funds:	$939,178.34
a. Class B Monthly Interest:	$224,087.73
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$715,090.61
3. Collateral Available Funds:	$1,127,014.01
a. Excess Spread:	$1,127,014.01
4. Total Excess Spread:	$7,908,772.27

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	67.9187%
2. Series 2006-B Allocable Principal Collections:	$241,199,878.87
3. Principal Allocation Percentage of Series 2006-B Allocable Principal Collections:	$163,819,720.38
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$163,819,720.38
6. Shared Principal Collections from other Series allocated to Series 2006-B:	$0.00
7. Other amounts Treated as Available Principal Collections:	$2,337,515.69
8. Available Principal Collections (total of 5., 6. & 7.):	$166,157,236.07

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$63,000,000.00
2. Required Collateral Invested Amount:	$63,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$166,157,236.07

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Principal Distribution:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2006-B.
1. Excess Spread:	$7,908,772.27
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund Class B overdue Interest:	$0.00
6. Applied to fund Class B Required Amount:	$175,313.68
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Monthly Interest:	$276,745.28
9. Applied to unpaid Monthly Servicing Fee:	$1,166,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$210,376.41
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder:	$6,079,670.23

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	6.6893%
b. Prior Monthly Period:	7.1961%
c. Second Prior Monthly Period:	8.0767%
2. Three Month Average Base Rate:	7.3207%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.1312%
b. Prior Monthly Period:	19.1225%
c. Second Prior Monthly Period:	18.9876%
4. Three Month Average Series Adjusted Portfolio Yield:	18.4138%
5. Is the 3 month average series adjusted portfolio yield more than the 3 month average base rate:	Yes

Series 2007-1 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors Interest
Beginning Invested /Transferor Amount	736,174,736.22	500,000,000.00	236,174,736.22
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	67.9187%	32.0813%
Principal Allocation Percentage	N/A	67.9187%	32.0813%
Collections of Finance Chg. Receivables	13,197,538.72	8,963,591.16	4,233,947.56
Collections of Principal Receivables	172,285,627.77	117,014,085.99	55,271,541.78
Defaulted Amount	2,458,314.29	1,669,654.07	788,660.22

Ending Invested / Transferor Amounts	750,157,811.73	500,000,000.00	250,157,811.73

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00

LIBOR Determination Date	November 13, 2007	November 13, 2007	November 13, 2007
Coupon November 15, 2007 - December 16, 2007	4.6719%	4.7619%	4.9219%
Monthly Interest Due	1,827,224.18	116,401.51	142,187.64	2,085,813.33

Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,827,224.18	116,401.51	142,187.64	2,085,813.33
Investor Default Amount	1,469,295.58	91,830.97	108,527.51	1,669,654.07
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,029,853.09	254,065.81	304,881.82	4,588,800.72

Reallocated Investor Finance Charge Collections				8,931,422.33
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.1003%
Base Rate				6.6593%
Excess Spread Percentage				10.4223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Interest Distributions	1,827,224.18	116,401.51	142,187.64	2,085,813.33
Principal Deposits - Prin. Funding Account	0.00	0.00	0.00	0.00
Principal Distributions	0.00	0.00	0.00	0.00
Total Distributions	1,827,224.18	116,401.51	142,187.64	2,085,813.33
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. Total amount of the distribution:	$4.15
2. Amount of the distribution in respect of Class A Monthly Interest:	$4.15
3. Amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class A Additional Interest:	$0.00
5. Amount of the distribution in respect of Class A Principal:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs on such Distribution Date.
1. Total amount of Class A Investor Charge-Offs:	$0.00
2. Amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. Total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.23
2. Amount of the distribution in respect of Class B Monthly Interest:	$4.23
3. Amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class B Additional Interest:	$0.00
5. Amount of the distribution in respect of Class B Principal:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount set forth in paragraph 3 above, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. Total amount distributed to the Collateral Interest Holder:	$4,484,809.25
2. Amount distributed in respect of Collateral Monthly Interest:	$142,187.64
3. Amount distributed in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. Amount distributed to the Collateral Interest Holder in respect of remaining excess spread:	$4,342,621.61

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$7,859,651.65
a. Class A Monthly Interest:	$1,827,224.18
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (Treated as Available Principal Collections):	$1,469,295.58
e. Excess Spread:	$4,563,131.89
2. Class B Available Funds:	$491,228.23
a. Class B Monthly Interest:	$116,401.51
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$374,826.72
3. Collateral Available Funds:	$580,542.45
a. Excess Spread:	$580,542.45
4. Total Excess Spread:	$5,518,501.06

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	67.9187%
2. Series 2007-1 Allocable Principal Collections:	$172,285,627.77
3. Principal Allocation Percentage of Series 2007-1 Allocable Principal Collections:	$117,014,085.99
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$117,014,085.99
6. Shared Principal Collections from other Series allocated to Series 2007-1:	$0.00
7. Other amounts Treated as Available Principal Collections:	$1,669,654.06
8. Available Principal Collections (total of 5., 6. & 7.):	$118,683,740.05

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$32,500,000.00
2. Required Collateral Invested Amount:	$32,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$118,683,740.05

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Principal Distribution:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-1.
1. Excess Spread:	$5,518,501.06
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund Class B overdue Interest:	$0.00
6. Applied to fund Class B Required Amount:	$91,830.97
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Monthly Interest:	$142,187.64
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$108,527.51
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder:	$4,342,621.61

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	6.6593%
b. Prior Monthly Period:	7.1661%
c. Second Prior Monthly Period:	8.0468%
2. Three Month Average Base Rate:	7.2907%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.1003%
b. Prior Monthly Period:	19.0916%
c. Second Prior Monthly Period:	18.9605%
4. Three Month Average Series Adjusted Portfolio Yield:	18.3841%
5. Is the 3 month average series adjusted portfolio yield more than the 3 month average base rate:	Yes

Series 2007-2 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors Interest
Beginning Invested /Transferor Amount	736,174,736.22	500,000,000.00	236,174,736.22
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	67.9187%	32.0813%
Principal Allocation Percentage	N/A	67.9187%	32.0813%
Collections of Finance Chg. Receivables	13,197,538.72	8,963,591.16	4,233,947.56
Collections of Principal Receivables	172,285,627.77	117,014,085.99	55,271,541.78
Defaulted Amount	2,458,314.29	1,669,654.07	788,660.22

Ending Invested / Transferor Amounts	750,157,811.73	500,000,000.00	250,157,811.73

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00

LIBOR Determination Date	November 13, 2007	November 13, 2007	November 13, 2007
Coupon November 15, 2007 - December 16, 2007	4.7019%	4.8319%	5.0019%
Monthly Interest Due	1,838,957.51	118,112.62	144,498.76	2,101,568.89

Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,838,957.51	118,112.62	144,498.76	2,101,568.89
Investor Default Amount	1,469,295.58	91,830.97	108,527.51	1,669,654.07
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,041,586.42	255,776.92	307,192.94	4,604,556.28

Reallocated Investor Finance Charge Collections				8,947,177.89
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.1374%
Base Rate				6.6952%
Excess Spread Percentage				10.4223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Interest Distributions	1,838,957.51	118,112.62	144,498.76	2,101,568.89
Principal Deposits - Prin. Funding Account	0.00	0.00	0.00	0.00
Principal Distributions	0.00	0.00	0.00	0.00
Total Distributions	1,838,957.51	118,112.62	144,498.76	2,101,568.89
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. Total amount of the distribution:	$4.18
2. Amount of the distribution in respect of Class A Monthly Interest:	$4.18
3. Amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class A Additional Interest:	$0.00
5. Amount of the distribution in respect of Class A Principal:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs on such Distribution Date.
1. Total amount of Class A Investor Charge-Offs:	$0.00
2. Amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. Total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.30
2. Amount of the distribution in respect of Class B Monthly Interest:	$4.30
3. Amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class B Additional Interest:	$0.00
5. Amount of the distribution in respect of Class B Principal:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount set forth in paragraph 3 above, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. Total amount distributed to the Collateral Interest Holder:	$4,487,120.36
2. Amount distributed in respect of Collateral Monthly Interest:	$144,498.76
3. Amount distributed in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. Amount distributed to the Collateral Interest Holder in respect of remaining excess spread:	$4,342,621.60

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$7,873,516.54
a. Class A Monthly Interest:	$1,838,957.51
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (Treated as Available Principal Collections):	$1,469,295.58
e. Excess Spread:	$4,565,263.45
2. Class B Available Funds:	$492,094.78
a. Class B Monthly Interest:	$118,112.62
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$373,982.16
3. Collateral Available Funds:	$581,566.56
a. Excess Spread:	$581,566.56
4. Total Excess Spread:	$5,520,812.17

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	67.9187%
2. Series 2007-2 Allocable Principal Collections:	$172,285,627.77
3. Principal Allocation Percentage of Series 2007-2 Allocable Principal Collections:	$117,014,085.99
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$117,014,085.99
6. Shared Principal Collections from other Series allocated to Series 2007-2:	$0.00
7. Other amounts Treated as Available Principal Collections:	$1,669,654.06
8. Available Principal Collections (total of 5., 6. & 7.):	$118,683,740.05

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$32,500,000.00
2. Required Collateral Invested Amount:	$32,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$118,683,740.05

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Principal Distribution:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-2.
1. Excess Spread:	$5,520,812.17
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund Class B overdue Interest:	$0.00
6. Applied to fund Class B Required Amount:	$91,830.97
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Monthly Interest:	$144,498.76
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$108,527.51
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder:	$4,342,621.60

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	6.6952%
b. Prior Monthly Period:	7.2020%
c. Second Prior Monthly Period:	8.0827%
2. Three Month Average Base Rate:	7.3267%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.1374%
b. Prior Monthly Period:	19.1287%
c. Second Prior Monthly Period:	18.9930%
4. Three Month Average Series Adjusted Portfolio Yield:	18.4197%
5. Is the 3 month average series adjusted portfolio yield more than the 3 month average base rate:	Yes

Series 2007-3 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors Interest
Beginning Invested /Transferor Amount	883,409,683.46	600,000,000.00	283,409,683.46
Beginning Adjusted Invested Amount	N/A	600,000,000.00	N/A
Floating Allocation Percentage	N/A	67.9187%	32.0813%
Principal Allocation Percentage	N/A	67.9187%	32.0813%
Collections of Finance Chg. Receivables	15,837,046.46	10,756,309.39	5,080,737.07
Collections of Principal Receivables	206,742,753.32	140,416,903.18	66,325,850.14
Defaulted Amount	2,949,977.15	2,003,584.89	946,392.26

Ending Invested / Transferor Amounts	900,189,374.08	600,000,000.00	300,189,374.08

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00
LIBOR Determination Date	November 13, 2007	November 13, 2007	November 13, 2007
Coupon November 15, 2007 - December 16, 2007	4.6519%	4.7419%	4.9019%
Monthly Interest Due	2,183,282.35	139,095.15	169,931.84	2,492,309.34

Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,183,282.35	139,095.15	169,931.84	2,492,309.34
Investor Default Amount	1,763,154.70	110,197.17	130,233.02	2,003,584.89
Investor Monthly Fees Due	880,000.00	55,000.00	65,000.00	1,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,826,437.05	304,292.32	365,164.86	5,495,894.23

Reallocated Investor Finance Charge Collections				10,707,040.15
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.0794%
Base Rate				6.6390%
Excess Spread Percentage				10.4223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	528,000,000.00	33,000,000.00	39,000,000.00	600,000,000.00
Interest Distributions	2,183,282.35	139,095.15	169,931.84	2,492,309.34
Principal Deposits - Prin. Funding Account	0.00	0.00	0.00	0.00
Principal Distributions	0.00	0.00	0.00	0.00
Total Distributions	2,183,282.35	139,095.15	169,931.84	2,492,309.34
Ending Certificates Balance	528,000,000.00	33,000,000.00	39,000,000.00	600,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. Total amount of the distribution:	$4.14
2. Amount of the distribution in respect of Class A Monthly Interest:	$4.14
3. Amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class A Additional Interest:	$0.00
5. Amount of the distribution in respect of Class A Principal:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs on such Distribution Date.
1. Total amount of Class A Investor Charge-Offs:	$0.00
2. Amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. Total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.22
2. Amount of the distribution in respect of Class B Monthly Interest:	$4.22
3. Amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class B Additional Interest:	$0.00
5. Amount of the distribution in respect of Class B Principal:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount set forth in paragraph 3 above, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. Total amount distributed to the Collateral Interest Holder:	$5,381,077.76
2. Amount distributed in respect of Collateral Monthly Interest:	$169,931.84
3. Amount distributed in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. Amount distributed to the Collateral Interest Holder in respect of remaining excess spread:	$5,211,145.92

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$9,422,195.33
a. Class A Monthly Interest:	$2,183,282.35
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (Treated as Available Principal Collections):	$1,763,154.70
e. Excess Spread:	$5,475,758.28
2. Class B Available Funds:	$588,887.21
a. Class B Monthly Interest:	$139,095.15
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$449,792.06
3. Collateral Available Funds:	$695,957.61
a. Excess Spread:	$695,957.61
4. Total Excess Spread:	$6,621,507.95

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	67.9187%
2. Series 2007-3 Allocable Principal Collections:	$206,742,753.32
3. Principal Allocation Percentage of Series 2007-3 Allocable Principal Collections:	$140,416,903.18
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$140,416,903.18
6. Shared Principal Collections from other Series allocated to Series 2007-3:	$0.00
7. Other amounts Treated as Available Principal Collections:	$2,003,584.89
8. Available Principal Collections (total of 5., 6. & 7.):	$142,420,488.07

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$39,000,000.00
2. Required Collateral Invested Amount:	$39,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$142,420,488.07

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Principal Distribution:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-3.
1. Excess Spread:	$6,621,507.95
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund Class B overdue Interest:	$0.00
6. Applied to fund Class B Required Amount:	$110,197.17
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Monthly Interest:	$169,931.84
9. Applied to unpaid Monthly Servicing Fee:	$1,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$130,233.02
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder:	$5,211,145.92

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	6.6390%
b. Prior Monthly Period:	7.1458%
c. Second Prior Monthly Period:	8.0265%
2. Three Month Average Base Rate:	7.2705%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.0794%
b. Prior Monthly Period:	19.0706%
c. Second Prior Monthly Period:	18.9422%
4. Three Month Average Series Adjusted Portfolio Yield:	18.3641%
5. Is the 3 month average series adjusted portfolio yield more than the 3 month average base rate:	Yes

Series 2007-4 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors Interest
Beginning Invested /Transferor Amount	1,177,879,577.95	800,000,000.00	377,879,577.95
Beginning Adjusted Invested Amount	N/A	800,000,000.00	N/A
Floating Allocation Percentage	N/A	67.9187%	32.0813%
Principal Allocation Percentage	N/A	67.9187%	32.0813%
Collections of Finance Chg. Receivables	21,116,061.95	14,341,745.86	6,774,316.09
Collections of Principal Receivables	275,657,004.43	187,222,537.58	88,434,466.85
Defaulted Amount	3,933,302.86	2,671,446.51	1,261,856.35

Ending Invested / Transferor Amounts	1,200,252,498.77	800,000,000.00	400,252,498.77

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00

LIBOR Determination Date	November 13, 2007	November 13, 2007	November 13, 2007
Coupon November 15, 2007 - December 16, 2007	4.6419%	4.7419%	4.9119%
Monthly Interest Due	2,904,785.35	185,460.20	227,038.01	3,317,283.56

Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	2,904,785.35	185,460.20	227,038.01	3,317,283.56
Investor Default Amount	2,350,872.93	146,929.56	173,644.02	2,671,446.51
Investor Monthly Fees Due	1,173,333.33	73,333.33	86,666.67	1,333,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	6,428,991.61	405,723.09	487,348.70	7,322,063.40

Reallocated Investor Finance Charge Collections				14,270,257.96
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.0708%
Base Rate				6.6308%
Excess Spread Percentage				10.4223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	704,000,000.00	44,000,000.00	52,000,000.00	800,000,000.00
Interest Distributions	2,904,785.35	185,460.20	227,038.01	3,317,283.56
Principal Deposits - Prin. Funding Account	0.00	0.00	0.00	0.00
Principal Distributions	0.00	0.00	0.00	0.00
Total Distributions	2,904,785.35	185,460.20	227,038.01	3,317,283.56
Ending Certificates Balance	704,000,000.00	44,000,000.00	52,000,000.00	800,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. Total amount of the distribution:	$4.13
2. Amount of the distribution in respect of Class A Monthly Interest:	$4.13
3. Amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class A Additional Interest:	$0.00
5. Amount of the distribution in respect of Class A Principal:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs on such Distribution Date.
1. Total amount of Class A Investor Charge-Offs:	$0.00
2. Amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. Total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.22
2. Amount of the distribution in respect of Class B Monthly Interest:	$4.22
3. Amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class B Additional Interest:	$0.00
5. Amount of the distribution in respect of Class B Principal:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount set forth in paragraph 3 above, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. Total amount distributed to the Collateral Interest Holder:	$7,175,232.57
2. Amount distributed in respect of Collateral Monthly Interest:	$227,038.01
3. Amount distributed in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. Amount distributed to the Collateral Interest Holder in respect of remaining excess spread:	$6,948,194.56

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$12,557,827.00
a. Class A Monthly Interest:	$2,904,785.35
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (Treated as Available Principal Collections):	$2,350,872.93
e. Excess Spread:	$7,302,168.72
2. Class B Available Funds:	$784,864.19
a. Class B Monthly Interest:	$185,460.20
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$599,403.99
3. Collateral Available Funds:	$927,566.77
a. Excess Spread:	$927,566.77
4. Total Excess Spread:	$8,829,139.48

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	67.9187%
2. Series 2007-4 Allocable Principal Collections:	$275,657,004.43
3. Principal Allocation Percentage of Series 2007-4 Allocable Principal Collections:	$187,222,537.58
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$187,222,537.58
6. Shared Principal Collections from other Series allocated to Series 2007-4:	$0.00
7. Other amounts Treated as Available Principal Collections:	$2,671,446.51
8. Available Principal Collections (total of 5., 6. & 7.):	$189,893,984.09

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$52,000,000.00
2. Required Collateral Invested Amount:	$52,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$189,893,984.09

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Principal Distribution:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-4.
1. Excess Spread:	$8,829,139.48
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund Class B overdue Interest:	$0.00
6. Applied to fund Class B Required Amount:	$146,929.56
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Monthly Interest:	$227,038.01
9. Applied to unpaid Monthly Servicing Fee:	$1,333,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$173,644.02
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder:	$6,948,194.56

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	6.6308%
b. Prior Monthly Period:	7.1376%
c. Second Prior Monthly Period:	8.0182%
2. Three Month Average Base Rate:	7.2622%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.0708%
b. Prior Monthly Period:	19.0621%
c. Second Prior Monthly Period:	18.9347%
4. Three Month Average Series Adjusted Portfolio Yield:	18.3559%
5. Is the 3 month average series adjusted portfolio yield more than the 3 month average base rate:	Yes

Series 2007-5 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors Interest
Beginning Invested /Transferor Amount	736,174,736.22	500,000,000.00	236,174,736.22
Beginning Adjusted Invested Amount	N/A	500,000,000.00	N/A
Floating Allocation Percentage	N/A	67.9187%	32.0813%
Principal Allocation Percentage	N/A	67.9187%	32.0813%
Collections of Finance Chg. Receivables	13,197,538.72	8,963,591.16	4,233,947.56
Collections of Principal Receivables	172,285,627.77	117,014,085.99	55,271,541.78
Defaulted Amount	2,458,314.29	1,669,654.07	788,660.22

Ending Invested / Transferor Amounts	750,157,811.73	500,000,000.00	250,157,811.73

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00

LIBOR Determination Date	November 13, 2007	November 13, 2007	November 13, 2007
Coupon November 15, 2007 - December 16, 2007	4.6819%	4.8019%	5.0019%
Monthly Interest Due	1,831,135.29	117,379.29	144,498.76	2,093,013.34

Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	1,831,135.29	117,379.29	144,498.76	2,093,013.34
Investor Default Amount	1,469,295.58	91,830.97	108,527.51	1,669,654.07
Investor Monthly Fees Due	733,333.33	45,833.33	54,166.67	833,333.33
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	4,033,764.20	255,043.59	307,192.94	4,596,000.73

Reallocated Investor Finance Charge Collections				8,938,622.34
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.1172%
Base Rate				6.6757%
Excess Spread Percentage				10.4223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00
Interest Distributions	1,831,135.29	117,379.29	144,498.76	2,093,013.34
Principal Deposits - Prin. Funding Account	0.00	0.00	0.00	0.00
Principal Distributions	0.00	0.00	0.00	0.00
Total Distributions	1,831,135.29	117,379.29	144,498.76	2,093,013.34
Ending Certificates Balance	440,000,000.00	27,500,000.00	32,500,000.00	500,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. Total amount of the distribution:	$4.16
2. Amount of the distribution in respect of Class A Monthly Interest:	$4.16
3. Amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class A Additional Interest:	$0.00
5. Amount of the distribution in respect of Class A Principal:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs on such Distribution Date.
1. Total amount of Class A Investor Charge-Offs:	$0.00
2. Amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. Total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.27
2. Amount of the distribution in respect of Class B Monthly Interest:	$4.27
3. Amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class B Additional Interest:	$0.00
5. Amount of the distribution in respect of Class B Principal:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount set forth in paragraph 3 above, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. Total amount distributed to the Collateral Interest Holder:	$4,487,120.37
2. Amount distributed in respect of Collateral Monthly Interest:	$144,498.76
3. Amount distributed in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. Amount distributed to the Collateral Interest Holder in respect of remaining excess spread:	$4,342,621.61

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$7,865,987.66
a. Class A Monthly Interest:	$1,831,135.29
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (Treated as Available Principal Collections):	$1,469,295.58
e. Excess Spread:	$4,565,556.79
2. Class B Available Funds:	$491,624.23
a. Class B Monthly Interest:	$117,379.29
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$374,244.94
3. Collateral Available Funds:	$581,010.45
a. Excess Spread:	$581,010.45
4. Total Excess Spread:	$5,520,812.18

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	67.9187%
2. Series 2007-5 Allocable Principal Collections:	$172,285,627.77
3. Principal Allocation Percentage of Series 2007-5 Allocable Principal Collections:	$117,014,085.99
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$117,014,085.99
6. Shared Principal Collections from other Series allocated to Series 2007-5:	$0.00
7. Other amounts Treated as Available Principal Collections:	$1,669,654.06
8. Available Principal Collections (total of 5., 6. & 7.):	$118,683,740.05

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$32,500,000.00
2. Required Collateral Invested Amount:	$32,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$118,683,740.05

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Principal Distribution:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-5.
1. Excess Spread:	$5,520,812.18
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund Class B overdue Interest:	$0.00
6. Applied to fund Class B Required Amount:	$91,830.97
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Monthly Interest:	$144,498.76
9. Applied to unpaid Monthly Servicing Fee:	$833,333.33
10. Collateral Default Amount treated as Available Principal Collections:	$108,527.51
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder:	$4,342,621.61

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	6.6757%
b. Prior Monthly Period:	7.1825%
c. Second Prior Monthly Period:	8.0632%
2. Three Month Average Base Rate:	7.3072%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.1172%
b. Prior Monthly Period:	19.1085%
c. Second Prior Monthly Period:	18.9753%
4. Three Month Average Series Adjusted Portfolio Yield:	18.4004%
5. Is the 3 month average series adjusted portfolio yield more than the 3 month average base rate:	Yes

Series 2007-6 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors Interest
Beginning Invested /Transferor Amount	1,472,349,472.43	1,000,000,000.00	472,349,472.43
Beginning Adjusted Invested Amount	N/A	1,000,000,000.00	N/A
Floating Allocation Percentage	N/A	67.9187%	32.0813%
Principal Allocation Percentage	N/A	67.9187%	32.0813%
Collections of Finance Chg. Receivables	26,395,077.44	17,927,182.33	8,467,895.11
Collections of Principal Receivables	344,571,255.53	234,028,171.97	110,543,083.56
Defaulted Amount	4,916,628.58	3,339,308.14	1,577,320.44

Ending Invested / Transferor Amounts	1,500,315,623.46	1,000,000,000.00	500,315,623.46

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00

LIBOR Determination Date	November 13, 2007	November 13, 2007	November 13, 2007
Coupon November 15, 2007 - December 16, 2007	4.6519%	4.7519%	4.9319%
Monthly Interest Due	3,638,803.91	232,314.13	284,953.07	4,156,071.11

Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,638,803.91	232,314.13	284,953.07	4,156,071.11
Investor Default Amount	2,938,591.16	183,661.95	217,055.03	3,339,308.14
Investor Monthly Fees Due	1,466,666.67	91,666.67	108,333.33	1,666,666.67
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	8,044,061.74	507,642.75	610,341.43	9,162,045.92

Reallocated Investor Finance Charge Collections				17,847,289.12
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.0820%
Base Rate				6.6416%
Excess Spread Percentage				10.4223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	880,000,000.00	55,000,000.00	65,000,000.00	1,000,000,000.00
Interest Distributions	3,638,803.91	232,314.13	284,953.07	4,156,071.11
Principal Deposits - Prin. Funding Account	0.00	0.00	0.00	0.00
Principal Distributions	0.00	0.00	0.00	0.00
Total Distributions	3,638,803.91	232,314.13	284,953.07	4,156,071.11
Ending Certificates Balance	880,000,000.00	55,000,000.00	65,000,000.00	1,000,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. Total amount of the distribution:	$4.14
2. Amount of the distribution in respect of Class A Monthly Interest:	$4.14
3. Amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class A Additional Interest:	$0.00
5. Amount of the distribution in respect of Class A Principal:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs on such Distribution Date.
1. Total amount of Class A Investor Charge-Offs:	$0.00
2. Amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. Total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.22
2. Amount of the distribution in respect of Class B Monthly Interest:	$4.22
3. Amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class B Additional Interest:	$0.00
5. Amount of the distribution in respect of Class B Principal:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount set forth in paragraph 3 above, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. Total amount distributed to the Collateral Interest Holder:	$8,970,196.27
2. Amount distributed in respect of Collateral Monthly Interest:	$284,953.07
3. Amount distributed in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. Amount distributed to the Collateral Interest Holder in respect of remaining excess spread:	$8,685,243.20

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$15,705,614.43
a. Class A Monthly Interest:	$3,638,803.91
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (Treated as Available Principal Collections):	$2,938,591.16
e. Excess Spread:	$9,128,219.36
2. Class B Available Funds:	$981,600.90
a. Class B Monthly Interest:	$232,314.13
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$749,286.77
3. Collateral Available Funds:	$1,160,073.79
a. Excess Spread:	$1,160,073.79
4. Total Excess Spread:	$11,037,579.92

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	67.9187%
2. Series 2007-6 Allocable Principal Collections:	$344,571,255.53
3. Principal Allocation Percentage of Series 2007-6 Allocable Principal Collections:	$234,028,171.97
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$234,028,171.97
6. Shared Principal Collections from other Series allocated to Series 2007-6:	$0.00
7. Other amounts Treated as Available Principal Collections:	$3,339,308.14
8. Available Principal Collections (total of 5., 6. & 7.):	$237,367,480.11

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$65,000,000.00
2. Required Collateral Invested Amount:	$65,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$237,367,480.11

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Principal Distribution:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-6.
1. Excess Spread:	$11,037,579.92
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund Class B overdue Interest:	$0.00
6. Applied to fund Class B Required Amount:	$183,661.95
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Monthly Interest:	$284,953.07
9. Applied to unpaid Monthly Servicing Fee:	$1,666,666.67
10. Collateral Default Amount treated as Available Principal Collections:	$217,055.03
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder:	$8,685,243.20

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	6.6416%
b. Prior Monthly Period:	7.1484%
c. Second Prior Monthly Period:	8.0290%
2. Three Month Average Base Rate:	7.2730%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.0820%
b. Prior Monthly Period:	19.0732%
c. Second Prior Monthly Period:	18.9445%
4. Three Month Average Series Adjusted Portfolio Yield:	18.3666%
5. Is the 3 month average series adjusted portfolio yield more than the 3 month average base rate:	Yes

Series 2007-7 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors Interest
Beginning Invested /Transferor Amount	1,325,114,525.19	900,000,000.00	425,114,525.19
Beginning Adjusted Invested Amount	N/A	900,000,000.00	N/A
Floating Allocation Percentage	N/A	67.9187%	32.0813%
Principal Allocation Percentage	N/A	67.9187%	32.0813%
Collections of Finance Chg. Receivables	23,755,569.69	16,134,464.09	7,621,105.60
Collections of Principal Receivables	310,114,129.98	210,625,354.77	99,488,775.21
Defaulted Amount	4,424,965.72	3,005,377.33	1,419,588.39

Ending Invested / Transferor Amounts	1,350,284,061.12	900,000,000.00	450,284,061.12

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00

LIBOR Determination Date	November 13, 2007	November 13, 2007	November 13, 2007
Coupon November 15, 2007 - December 16, 2007	4.6919%	4.8219%	5.0419%
Monthly Interest Due	3,303,083.52	212,162.72	262,177.76	3,777,424.00

Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	3,303,083.52	212,162.72	262,177.76	3,777,424.00
Investor Default Amount	2,644,732.05	165,295.75	195,349.53	3,005,377.33
Investor Monthly Fees Due	1,320,000.00	82,500.00	97,500.00	1,500,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	7,267,815.57	459,958.47	555,027.29	8,282,801.33

Reallocated Investor Finance Charge Collections				16,099,520.21
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.1303%
Base Rate				6.6884%
Excess Spread Percentage				10.4223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	792,000,000.00	49,500,000.00	58,500,000.00	900,000,000.00
Interest Distributions	3,303,083.52	212,162.72	262,177.76	3,777,424.00
Principal Deposits - Prin. Funding Account	0.00	0.00	0.00	0.00
Principal Distributions	0.00	0.00	0.00	0.00
Total Distributions	3,303,083.52	212,162.72	262,177.76	3,777,424.00
Ending Certificates Balance	792,000,000.00	49,500,000.00	58,500,000.00	900,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. Total amount of the distribution:	$4.17
2. Amount of the distribution in respect of Class A Monthly Interest:	$4.17
3. Amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class A Additional Interest:	$0.00
5. Amount of the distribution in respect of Class A Principal:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs on such Distribution Date.
1. Total amount of Class A Investor Charge-Offs:	$0.00
2. Amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. Total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.29
2. Amount of the distribution in respect of Class B Monthly Interest:	$4.29
3. Amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class B Additional Interest:	$0.00
5. Amount of the distribution in respect of Class B Principal:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount set forth in paragraph 3 above, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. Total amount distributed to the Collateral Interest Holder:	$8,078,896.63
2. Amount distributed in respect of Collateral Monthly Interest:	$262,177.76
3. Amount distributed in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. Amount distributed to the Collateral Interest Holder in respect of remaining excess spread:	$7,816,718.87

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$14,167,577.78
a. Class A Monthly Interest:	$3,303,083.52
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (Treated as Available Principal Collections):	$2,644,732.05
e. Excess Spread:	$8,219,762.21
2. Class B Available Funds:	$885,473.61
a. Class B Monthly Interest:	$212,162.72
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$673,310.89
3. Collateral Available Funds:	$1,046,468.81
a. Excess Spread:	$1,046,468.81
4. Total Excess Spread:	$9,939,541.91

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	67.9187%
2. Series 2007-7 Allocable Principal Collections:	$310,114,129.98
3. Principal Allocation Percentage of Series 2007-7 Allocable Principal Collections:	$210,625,354.77
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$210,625,354.77
6. Shared Principal Collections from other Series allocated to Series 2007-7:	$0.00
7. Other amounts Treated as Available Principal Collections:	$3,005,377.33
8. Available Principal Collections (total of 5., 6. & 7.):	$213,630,732.10

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$58,500,000.00
2. Required Collateral Invested Amount:	$58,500,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$213,630,732.10

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Principal Distribution:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-7.
1. Excess Spread:	$9,939,541.91
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund Class B overdue Interest:	$0.00
6. Applied to fund Class B Required Amount:	$165,295.75
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Monthly Interest:	$262,177.76
9. Applied to unpaid Monthly Servicing Fee:	$1,500,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$195,349.53
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder:	$7,816,718.87

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	6.6884%
b. Prior Monthly Period:	7.1952%
c. Second Prior Monthly Period:	8.0759%
2. Three Month Average Base Rate:	7.3198%
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.1303%
b. Prior Monthly Period:	19.1216%
c. Second Prior Monthly Period:	18.9868%
4. Three Month Average Series Adjusted Portfolio Yield:	18.4129%
5. Is the 3 month average series adjusted portfolio yield more than the 3 month average base rate:	Yes

Series 2007-8 Certificates

		Total Investor
A. Investor/Transferor Allocations	Series Allocations	Interest	Transferors Interest
Beginning Invested /Transferor Amount	1,766,819,366.92	1,200,000,000.00	566,819,366.92
Beginning Adjusted Invested Amount	N/A	1,200,000,000.00	N/A
Floating Allocation Percentage	N/A	67.9187%	32.0813%
Principal Allocation Percentage	N/A	67.9187%	32.0813%
Collections of Finance Chg. Receivables	31,674,092.92	21,512,618.79	10,161,474.13
Collections of Principal Receivables	413,485,506.64	280,833,806.36	132,651,700.28
Defaulted Amount	5,899,954.29	4,007,169.77	1,892,784.52

Ending Invested / Transferor Amounts	1,800,378,748.15	1,200,000,000.00	600,378,748.15

B. Monthly Period Funding Requirements	Class A	Class B	Collateral Interest	Total
Principal Funding Account	0.00	0.00	0.00	0.00
Investment Proceeds for Monthly Period	0.00	0.00	0.00	0.00
Reserve Account Opening Balance	0.00	0.00	0.00	0.00
Reserve Account Deposit	0.00	0.00	0.00	0.00
Reserve Draw Amount	0.00	0.00	0.00	0.00
Reserve Account Surplus	0.00	0.00	0.00	0.00
Reserve Account Closing Balance	0.00	0.00	0.00	0.00

LIBOR Determination Date	November 13, 2007	November 13, 2007	November 13, 2007
Coupon November 15, 2007 - December 16, 2007	4.9519%	5.3519%	5.9519%
Monthly Interest Due	4,648,164.69	313,976.96	412,663.68	5,374,805.33

Outstanding Monthly Interest Due	0.00	0.00	0.00	0.00
Additional Interest Due	0.00	0.00	0.00	0.00
Total Interest Due	4,648,164.69	313,976.96	412,663.68	5,374,805.33
Investor Default Amount	3,526,309.40	220,394.34	260,466.04	4,007,169.77
Investor Monthly Fees Due	1,760,000.00	110,000.00	130,000.00	2,000,000.00
Investor Additional Amounts Due	0.00	0.00	0.00	0.00
Total Due	9,934,474.09	644,371.30	803,129.72	11,381,975.11

Reallocated Investor Finance Charge Collections				21,804,266.94
Interest and Principal Funding Investment Proceeds				0.00
Interest on Reserve Account				0.00
Series Adjusted Portfolio Yield				17.4622%
Base Rate				7.0099%
Excess Spread Percentage				10.4223%

C. Certificates - Balances and Distributions	Class A	Class B	Collateral Interest	Total
Beginning Certificates Balance	1,056,000,000.00	66,000,000.00	78,000,000.00	1,200,000,000.00
Interest Distributions	4,648,164.69	313,976.96	412,663.68	5,374,805.33
Principal Deposits - Prin. Funding Account	0.00	0.00	0.00	0.00
Principal Distributions	0.00	0.00	0.00	0.00
Total Distributions	4,648,164.69	313,976.96	412,663.68	5,374,805.33
Ending Certificates Balance	1,056,000,000.00	66,000,000.00	78,000,000.00	1,200,000,000.00

D. Information regarding distributions on the Distribution Date in respect of the Class A Certificates per $1,000 original certificate principal amount.
1. Total amount of the distribution:	$4.40
2. Amount of the distribution in respect of Class A Monthly Interest:	$4.40
3. Amount of the distribution in respect of Class A Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class A Additional Interest:	$0.00
5. Amount of the distribution in respect of Class A Principal:	$0.00

E. Class A Investor Charge-Offs and Reimbursement of Class A Investor Charge-Offs on such Distribution Date.
1. Total amount of Class A Investor Charge-Offs:	$0.00
2. Amount of Class A Investor Charge- Offs per $1,000 original certificate principal amount:	$0.00
3. Total amount reimbursed in respect of Class A Investor Charge-Offs:	$0.00
4. Amount reimbursed in respect of Class A Investor Charge-Offs per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class A Certificates exceeds the Class A Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

F. Information regarding distributions in respect of the Class B Certificates, per $1,000 original certificate principal amount.
1. The total amount of the distribution:	$4.76
2. Amount of the distribution in respect of Class B Monthly Interest:	$4.76
3. Amount of the distribution in respect of Class B Outstanding Monthly Interest:	$0.00
4. Amount of the distribution in respect of Class B Additional Interest:	$0.00
5. Amount of the distribution in respect of Class B Principal:	$0.00

G. Amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount on such Distribution Date.
1. The amount of reductions in Class B Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Class B Invested Amount:	$0.00
2. The amount of reductions in the Class B Invested Amount set forth in paragraph 1 above, per $1,000 original certificate principal amount:	$0.00
3. The total amount reimbursed in respect of such reductions in the Class B Invested Amount:	$0.00
4. The amount set forth in paragraph 3 above, per $1,000 original certificate principal amount:	$0.00
5. The amount, if any, by which the outstanding principal balance of the Class B Certificates exceeds the Class B Invested Amount after giving effect to all transactions on such Distribution Date:	$0.00

H. Information regarding distributions on the Distribution Date to the Collateral Interest Holder.
1. Total amount distributed to the Collateral Interest Holder:	$10,834,955.51
2. Amount distributed in respect of Collateral Monthly Interest:	$412,663.68
3. Amount distributed in respect of Collateral Additional Interest:	$0.00
4. The amount distributed to the Collateral Interest Holder in respect of principal on the Collateral Invested Amount:	$0.00
5. Amount distributed to the Collateral Interest Holder in respect of remaining excess spread:	$10,422,291.83

I. Amount of reductions in Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount.
1. The amount of reductions in the Collateral Invested Amount pursuant to clauses (c), (d), and (e) of the definition of Collateral Invested Amount:	$0.00
2. The total amount reimbursed in respect of such reductions in the Collateral Invested Amount:	$0.00

J. Application of Reallocated Investor Finance Charge Collections.
1. Class A Available Funds:	$19,187,754.91
a. Class A Monthly Interest:	$4,648,164.69
b. Class A Outstanding Monthly Interest:	$0.00
c. Class A Additional Interest:	$0.00
d. Class A Investor Default Amount (Treated as Available Principal Collections):	$3,526,309.40
e. Excess Spread:	$11,013,280.82
2. Class B Available Funds:	$1,199,234.68
a. Class B Monthly Interest:	$313,976.96
b. Class B Outstanding Monthly Interest:	$0.00
c. Class B Additional Interest:	$0.00
d. Excess Spread:	$885,257.72
3. Collateral Available Funds:	$1,417,277.35
a. Excess Spread:	$1,417,277.35
4. Total Excess Spread:	$13,315,815.89

K. Reallocated Principal Collections.
1. Principal Allocation Percentage:	67.9187%
2. Series 2007-8 Allocable Principal Collections:	$413,485,506.64
3. Principal Allocation Percentage of Series 2007-8 Allocable Principal Collections:	$280,833,806.36
4. Reallocated Principal Collections Required to fund the Required Amount:	$0.00
5. Item 3 minus item 4:	$280,833,806.36
6. Shared Principal Collections from other Series allocated to Series 2007-8:	$0.00
7. Other amounts Treated as Available Principal Collections:	$4,007,169.78
8. Available Principal Collections (total of 5., 6. & 7.):	$284,840,976.14

L. Application of Available Principal Collections during Revolving Period.
1. Collateral Invested Amount:	$78,000,000.00
2. Required Collateral Invested Amount:	$78,000,000.00
3. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
4. Treated as Shared Principal Collections:	$284,840,976.14

M. Application of Principal Collections During Accumulation or Amortization Period.
1. Principal Funding Account:	$0.00
2. Excess of Collateral Invested Amount over Required Collateral Invested Amount:	$0.00
3. Principal Distribution:	$0.00
4. Treated as Shared Principal Collections:	$0.00

N. Application of Excess Spread and Excess Finance Charge Collections Allocated to Series 2007-8.
1. Excess Spread:	$13,315,815.89
2. Excess Finance Charge Collections:	$0.00
3. Applied to fund Class A Required Amount:	$0.00
4. Class A Investor Charge-Offs treated as Available Principal Collections:	$0.00
5. Applied to fund Class B overdue Interest:	$0.00
6. Applied to fund Class B Required Amount:	$220,394.34
7. Reduction of Class B Invested Amount treated as Available Principal Collections:	$0.00
8. Applied to Collateral Monthly Interest:	$412,663.68
9. Applied to unpaid Monthly Servicing Fee:	$2,000,000.00
10. Collateral Default Amount treated as Available Principal Collections:	$260,466.04
11. Reduction of Collateral Invested Amount treated as Available Principal Collections:	$0.00
12. Deposited to Reserve Account:	$0.00
13. Remaining Excess Spread distributed to Collateral Interest Holder:	$10,422,291.83

O. Yield and Base Rate.
1. Base Rate:
a. Current Monthly Period:	7.0099%
b. Prior Monthly Period:	7.5167%
c. Second Prior Monthly Period:	N/A
2. Three Month Average Base Rate:	N/A
3. Series Adjusted Portfolio Yield:
a. Current Monthly Period:	17.4622%
b. Prior Monthly Period:	19.4539%
c. Second Prior Monthly Period:	N/A
4. Three Month Average Series Adjusted Portfolio Yield:	N/A
5. Is the 3 month average series adjusted portfolio yield more than the 3 month average base rate:	N/A